UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2013

Date of reporting period: 3/31/2013

Item 1 –	Report to Stockholders

2	BLACKROCK FUNDS	MARCH 31, 2013

Dear Shareholder

Despite continued global headwinds, risk assets (such as equities) have generated strong performance as investors sought meaningful yields in the ongoing low-interest-rate environment. About this time one year ago, concerns about Europe’s debt crisis dominated the markets as political instability in Greece and severe deficit and liquidity problems in Spain raised the specter of a full-blown euro collapse. Investors were also discouraged by gloomy economic reports from various parts of the world, particularly in China. As the outlook for the global economy worsened, however, investors grew increasingly optimistic that the world’s largest central banks would intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer of 2012. In early September, the ECB announced it would purchase unlimited amounts of short term sovereign bonds to support the region’s debt-laden countries. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by these aggressive policy actions, risk assets weakened in the fall of 2012. Global trade began to slow as many European countries fell into recession and growth continued to decelerate in China. In the United States, stocks slid on lackluster corporate earnings and volatility rose in advance of the US Presidential election. In the post-election environment, investors grew increasingly concerned over the “fiscal cliff,” the automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. There was widespread fear that the fiscal cliff would push the United States into recession unless politicians could agree upon alternate measures to reduce the nation’s deficit. Worries that bipartisan gridlock would preclude a timely budget deal triggered high levels of volatility in financial markets around the world in the months leading up to the last day of the year. Ultimately, the worst of the fiscal cliff was averted with a last-minute tax deal, although the postponement of decisions relating to spending cuts and the debt ceiling left some lingering uncertainty.

Investors shook off the nerve-wracking finale to 2012 and the New Year began with a powerful relief rally in risk assets. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies underpinned the rally. Underlying this aura of comfort was the absence of negative headlines out of Europe. Against this backdrop, global equities surged through January while rising US Treasury yields pressured high quality fixed income assets (as prices move in the opposite direction as yields).

However, bond markets regained strength in February when economic momentum slowed and investors toned down their risk appetite. US stocks continued to rise, but at a more moderate pace. Uncertainty about how long the Federal Reserve would maintain its monetary easing bias drove high levels of volatility later in the month, but these fears abated as the budget sequester (automatic spending cuts scheduled to take effect March 1) began to appear imminent and was deemed likely to deter any near-term changes in the central bank’s policy stance. Improving labor market data and rising home prices pushed US stocks higher at the end of the period, with major indices reaching new all-time highs. Outside the United States, equity prices weakened in the final two months of the period due to a resurgence of macro risk out of Europe. Italy’s February presidential election ended in a stalemate, further propagating the ongoing theme of political instability in the eurozone. In March, a severe banking crisis in Cyprus underscored the fragility of the broader European banking system.

For the 6- and 12-month periods ended March 31, 2013, US and international stocks and high yield bonds posted strong gains, while emerging market equities lagged as the pace of global growth failed to impress investors. US Treasury yields were highly volatile over the past 12 months. While remaining relatively low from a historical standpoint, yields began inching higher in the later part of the period, pressuring Treasuries and investment-grade bonds. Tax-exempt municipal bonds, however, benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Markets have always been unpredictable, but that does not mean investors can delay taking action. At BlackRock, we believe it’s time for a different approach to investing. One that seeks out more opportunities in more places across a broader array of investments in a portfolio designed to move freely as the markets move up and down. People everywhere are asking, “So what do I do with my money?” Visit www.blackrock.com for answers.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite continued global headwinds, risk assets (such as equities) have generated strong performance as investors sought meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2013

	6-month	12-month
US large cap equities	10.19%	13.96%
(S&P 500® Index)
US small cap equities	14.48	16.30
(Russell 2000® Index)
International equities	12.04	11.25
(MSCI Europe, Australasia,
Far East Index)
Emerging market	3.87	1.96
equities (MSCI Emerging
Markets Index)
3-month Treasury	0.06	0.12
bill (BofA Merrill Lynch
3-Month US Treasury
Bill Index)
US Treasury securities	(0.55)	6.19
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	0.09	3.77
bonds (Barclays
US Aggregate
Bond Index)
Tax-exempt municipal	1.26	5.82
bonds (S&P Municipal
Bond Index)
US high yield bonds	6.28	13.08
(Barclays US
Corporate High Yield 2% Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-month period ended March 31, 2013

The Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25% throughout the 12-month reporting period ended March 31, 2013. Sluggish economic growth and stubbornly high unemployment have prompted the FOMC to employ multiple stimulus measures in recent years, including the September 2012 decision to purchase approximately $40 billion per month of agency mortgage-backed securities, which was followed by a pronouncement in December that the central bank would begin purchasing long-term US Treasury bonds at a rate of $45 billion per month. US policymakers have committed to maintaining accommodative measures including the aforementioned asset purchase programs and holding the federal funds rate at an exceptionally low level until the US labor market exhibits substantial improvement (subject to continued price stability). While the US unemployment rate has declined by 0.6% (from 8.2% to 7.6%) in the 12 months ended March 31, 2013, the labor force participation rate has also declined by 0.5% (from 63.8% to 63.3%) during the same period, calling into question the actual strength of the labor market recovery. Over the past four years, the FOMC’s stimulus programs have, in large part, driven the US Federal Reserve’s balance sheet to triple in size to $3.2 trillion.

In Europe, policymakers have long been working to contain spiraling sovereign funding costs in certain debt-stressed countries while contending with a broader, secular decline in economic growth across the region. Finance regulators have urged European commercial banks to shrink their balance sheets and increase capital while the European Central bank (“ECB”) provided virtually unlimited access to loans through its long-term refinancing operations to help bridge any gaps in liquidity. As conditions in the bank funding market steadily improved, the ECB cut its deposit rate to zero in July 2012 to encourage banks to lend these funds in order to spur growth. In September, ECB President Mario Draghi announced a bold new sovereign bond-buying plan aimed at lowering short-term financing costs for the region’s most troubled countries. The program, dubbed the “OMT” for Outright Monetary Transactions, is subject to formal request by a eurozone government and is subject to strict conditionality. In March of 2013, a severe banking crisis led to drastic measures in Cyprus. To the surprise of many, European leaders and Cypriot officials agreed upon a plan to impose a levy on bank depositors as a condition for the country to preserve its membership in the euro currency bloc. While the reaction in financial markets was short-lived, critics contend the move sets a dangerous precedent at a decisive time for the region.

London Interbank Offered Rates (“LIBOR”) notched lower over the 12 months due in large part to central bank liquidity measures, with three-month LIBOR decreasing 19 basis points to close at 0.28% as of March 31, 2013. Yields on 3-month US Treasury bills were unchanged at 0.07% over the period after touching a high of 0.12% in mid-February 2012 on a seasonal supply uptick.

The Federal Deposit Insurance Corporation’s temporary Transaction Account Guarantee (“TAG”) program, which had provided unlimited insurance for non-interest-bearing transaction accounts, expired on December 31, 2012. The level of disintermediation (withdrawals) of uninsured deposits from bank deposit accounts into short-term US Treasury securities and money market mutual funds prior to expiration of the TAG program fell short of expectations. To the extent that sizable cash flows into Treasuries combine with reduced supply moving forward, this may present downward pressure on short-term rates.

In the short-term tax-exempt market, the impact of the FOMC’s ongoing near-zero interest rate policy continued to be evident in variable rate demand note (“VRDN”) securities, which make up the largest portion of municipal money market fund holdings. During the 12-month period ended March 31, 2013, the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.16%, while ranging between a high of 0.26% and a low of 0.08%. While the FOMC continued its low-rate policy, a reduced supply of VRDN securities coupled with continued strong demand from non-traditional buyers put additional pressure on yields. As of period end, total outstanding supply of VRDN securities was approximately $270 billion, down 45% from its mid-2008 peak. New VRDN security issuance remained minimal as issuers continued to take advantage of low interest rates by issuing debt instruments with longer maturities. The muted VRDN new issuance activity during the period consisted mostly of re-issuance for the purpose of substituting the bank underlying the issue’s credit enhancement. This trend was driven largely by uncertainty stemming from Europe’s financial problems and rating agency downgrades across the banking sector.

As state and local municipalities continued to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained unchanged in 2012 from the diminished level seen in 2011 (approximately $60 billion). This level of issuance, however, is anticipated to decline in the coming year to the extent that state tax revenues improve. Municipal notes generally offer an opportunity for investors to lock in a yield that is more stable than VRDN yields for a longer period of time. Investor demand for municipal notes increased over the period as the FOMC held short-term rates steady and the outstanding supply of VRDN securities declined. The municipal yield curve continued to be extremely flat and credit spreads tightened as investors pursued higher yielding issues. The yield on one-year municipal notes remained close to the 0.20% level throughout the period, representing only a nominal premium for the extension risk over VRDNs.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS	MARCH 31, 2013

Fund Information as of March 31, 2013

BlackRock Money Market Portfolio

BlackRock Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%
Investor C	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	38%
Commercial Paper	31
U.S. Treasury Obligations	10
Municipal Bonds	8
Repurchase Agreements	5
U.S. Government Sponsored Agency Obligations	4
Corporate Notes	2
Closed-End Investment Companies	1
Other Assets Less Liabilities	1

Total	100%

BlackRock U.S. Treasury Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	55%
U.S. Treasury Obligations	45

Total	100%

BlackRock Municipal Money Market Portfolio

BlackRock Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	85%
Fixed Rate Notes	7
Tax-Exempt Commercial Paper	4
Closed-End Investment Companies	4

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK FUNDS	MARCH 31, 2013	5

Fund Information (continued) as of March 31, 2013

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	68%
Fixed Rate Notes	18
Closed-End Investment Companies	12
Other Assets Less Liabilities	2

Total	100%

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	79%
Fixed Rate Notes	22
Liabilities in Excess of Other Assets	(1)

Total	100%

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	75%
Fixed Rate Notes	18
Tax-Exempt Commercial Paper	8
Liabilities in Excess of Other Assets	(1)

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK FUNDS	MARCH 31, 2013

Fund Information (concluded) as of March 31, 2013

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania personal income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	90%
Fixed Rate Notes	6
Municipal Put Bonds	2
Closed-End Investment Companies	2

Total	100%

BlackRock Virginia Municipal Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	92%
Municipal Put Bonds	7
Fixed Rate Notes	1

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK FUNDS	MARCH 31, 2013	7

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on October 1, 2012 and held through March 31, 2013) are intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical expense is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During the Period[2]	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.45	$1,000.00	$1,023.49	$1.46	0.29%
Service	$1,000.00	$1,000.00	$1.45	$1,000.00	$1,023.49	$1.46	0.29%
Investor A	$1,000.00	$1,000.00	$1.45	$1,000.00	$1,023.49	$1.46	0.29%
Investor B	$1,000.00	$1,000.00	$1.45	$1,000.00	$1,023.49	$1.46	0.29%
Investor C	$1,000.00	$1,000.00	$1.45	$1,000.00	$1,023.49	$1.46	0.29%

BlackRock U.S. Treasury Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.18	$0.76	0.15%
Service	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.18	$0.76	0.15%
Investor A	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.18	$0.76	0.15%

BlackRock Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.95	$1,000.00	$1,023.98	$0.96	0.19%
Service	$1,000.00	$1,000.00	$0.95	$1,000.00	$1,023.98	$0.96	0.19%
Investor A	$1,000.00	$1,000.00	$0.95	$1,000.00	$1,023.98	$0.96	0.19%

BlackRock New Jersey Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.73	$1.21	0.24%
Service	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.73	$1.21	0.24%
Investor A	$1,000.00	$1,000.00	$1.15	$1,000.00	$1,023.78	$1.16	0.23%

BlackRock North Carolina Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.90	$1,000.00	$1,024.03	$0.91	0.18%
Service	$1,000.00	$1,000.00	$0.85	$1,000.00	$1,024.08	$0.86	0.17%
Investor A	$1,000.00	$1,000.00	$0.95	$1,000.00	$1,023.98	$0.96	0.19%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

8	BLACKROCK FUNDS	MARCH 31, 2013

Disclosure of Expenses

Expense Example (concluded)

	Actual			Hypothetical[1]
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During the Period[2]	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Ohio Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.90	$1,000.00	$1,024.03	$0.91	0.18%
Service	$1,000.00	$1,000.00	$0.90	$1,000.00	$1,024.03	$0.91	0.18%
Investor A	$1,000.00	$1,000.00	$0.85	$1,000.00	$1,024.08	$0.86	0.17%

BlackRock Pennsylvania Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.85	$1,000.00	$1,024.08	$0.86	0.17%
Service	$1,000.00	$1,000.00	$0.85	$1,000.00	$1,024.08	$0.86	0.17%
Investor A	$1,000.00	$1,000.00	$1.00	$1,000.00	$1,023.93	$1.01	0.20%

BlackRock Virginia Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.85	$1,000.00	$1,024.08	$0.86	0.17%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

BLACKROCK FUNDS	MARCH 31, 2013	9

Schedule of Investments March 31, 2013	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Euro — 2.6%
Mitsubishi UFJ Trust and Banking Corp., Tokyo, 0.29%, 4/15/13 (a)	$8,000	$7,999,114
National Australia Bank Ltd., London:
0.43%, 4/10/13 (b)	16,000	16,000,000
0.30%, 10/21/13 (b)	13,000	13,000,000

		36,999,114

Yankee (c) — 35.1%
Bank of Montreal, Chicago:
0.20%, 6/19/13	5,000	5,000,000
0.42%, 7/17/13 (b)	10,000	10,000,000
0.37%, 1/10/14 (b)	9,000	9,000,000
Bank of Nova Scotia, Houston:
0.23%, 4/12/13	6,000	6,000,000
0.26%, 11/26/13 (b)	10,000	10,000,000
0.36%, 1/02/14 (b)	9,500	9,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.16%, 4/01/13	35,000	35,000,000
Canadian Imperial Bank of Commerce, New York:
0.31%, 9/03/13 (b)	15,500	15,500,000
0.34%, 9/25/13 (b)	13,000	13,000,000
0.32%, 1/08/14 (b)	15,000	15,000,000
0.31%, 2/04/14 (b)	8,000	8,000,000
Credit Suisse, New York:
0.28%, 6/06/13	10,000	10,000,000
0.28%, 9/13/13	7,000	7,000,000
Deutsche Bank A.G., New York:
0.22%, 4/08/13	15,000	15,000,000
0.30%, 5/28/13	10,000	10,000,000
0.41%, 8/08/13	10,000	10,000,000
0.39%, 9/09/13 (b)	15,000	15,000,000
DnB NOR Bank ASA, New York, 0.28%, 7/19/13	5,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp., New York, 0.29%, 8/20/13	10,000	10,000,000
Mizuho Corporate Bank Ltd., New York:
0.24%, 6/06/13	12,000	12,000,000
0.24%, 6/17/13	10,000	9,999,786
National Australia Bank Ltd., New York, 0.40%, 4/18/13	15,000	15,000,000
Natixis S.A., New York, 0.49%, 4/01/13	20,000	20,000,000
Nordea Bank Finland Plc, New York:
0.28%, 7/17/13	4,465	4,464,934
0.25%, 9/06/13	5,000	5,000,000
Rabobank Nederland N.V., New York:
0.39%, 6/18/13 (b)	15,000	15,000,000
0.42%, 10/29/13 (b)	22,000	22,000,000
0.41%, 1/08/14	13,000	13,000,000
0.39%, 1/17/14	15,000	15,000,000
Royal Bank of Canada, New York, 0.44%, 5/16/13 (b)	12,000	12,000,000

Certificates of Deposit	Par (000)	Value

Yankee (c) (concluded)
Skandinaviska Enskilda Banken AB, New York, 0.30%, 4/08/13	$2,550	$2,550,000
Societe Generale, New York:
0.31%, 5/02/13	10,000	10,000,000
0.30%, 6/03/13	22,000	22,000,000
Sumitomo Mitsui Banking Corp., New York:
0.23%, 5/07/13	10,000	10,000,000
0.26%, 5/07/13	15,000	15,000,000
Sumitomo Trust & Banking Co. Ltd., New York:
0.29%, 4/22/13	10,000	10,000,000
0.23%, 5/13/13	15,000	15,000,000
Svenska Handelsbanken, Inc., New York, 0.23%, 6/05/13	10,000	9,999,819
Toronto Dominion Bank, New York:
0.30%, 7/22/13	12,000	12,000,000
0.25%, 12/20/13 (b)	12,000	12,000,000
Westpac Banking Corp., New York:
0.39%, 7/10/13 (b)	14,000	14,000,000
0.32%, 4/15/14 (b)	12,500	12,500,000

		506,514,539

Total Certificates of Deposit — 37.7%		543,513,653

Commercial Paper

Antalis US Funding Corp., 0.35%, 5/03/13 (a)	4,800	4,798,507
Australia and New Zealand Banking Group Ltd.:
0.37%, 1/17/14 (b)	9,000	9,000,000
0.31%, 2/25/14 (b)	10,000	10,000,000
Bedford Row Funding Corp., 0.35%, 8/16/13 (a)	7,000	6,990,676
BNP Paribas Finance, Inc.:
0.33%, 5/06/13 (a)	7,000	6,997,754
0.40%, 9/09/13 (a)	13,000	12,977,035
Cancara Asset Securitisation LLC, 0.24%, 5/03/13 (a)	6,000	5,998,720
Ciesco LLC:
0.28%, 4/30/13 (a)	10,000	9,997,744
0.26%, 6/04/13 (a)	12,000	11,994,453
DnB NOR Bank ASA:
0.27%, 7/30/13 (a)	20,000	19,982,000
0.27%, 8/05/13 (a)	12,000	11,988,660
Erste Abwicklungsanstalt:
0.34%, 5/29/13 (a)	20,000	19,989,044
0.25%, 9/27/13 (a)	5,000	4,993,785
General Electric Capital Corp., 0.24%, 8/12/13 (a)	10,000	9,991,133

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue	RAN	Revenue Anticipation Notes	TECP	Tax Exempt Commercial Paper
AMT	Alternative Minimum Tax (subject to)		Bonds	RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
BAN	Bond Anticipation Notes	LOC	Letter of Credit	ROC	Reset Option Certificates	VRDN	Variable Rate Demand Notes
COP	Certificates of Participation	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase Agreement	VRDP	Variable Rate Demand Preferred
GO	General Obligation Bonds	PCRB	Pollution Control Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable
IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts		Receipts

See Notes to Financial Statements.

10	BLACKROCK FUNDS	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value

Govco LLC:
0.25%, 5/07/13 (a)	$23,976	$23,970,006
0.30%, 5/24/13 (a)	10,000	9,995,583
HSBC Bank Plc, 0.66%, 4/25/13 (a)	8,000	7,996,501
ING US Funding LLC:
0.23%, 5/09/13 (a)	25,000	24,993,931
0.29%, 5/13/13 (a)	6,000	5,998,005
Kells Funding LLC:
0.33%, 6/03/13 (a)	8,000	7,995,380
0.25%, 9/05/13 (a)	10,000	9,989,097
0.25%, 9/13/13 (a)	10,000	9,988,542
0.29%, 10/04/13 (a)	10,000	9,985,017
0.26%, 10/15/13 (a)	10,000	9,985,772
Mizuho Funding LLC, 0.28%, 4/02/13 (a)	5,000	4,999,962
Mont Blanc Capital Corp., 0.29%, 6/19/13 (a)	8,000	7,994,909
Natexis Banques Populaires, 0.18%, 4/01/13 (a)	26,390	26,390,000
Nederlandse Waterschapsbank NV, 0.27%, 9/23/13 (a)	10,500	10,486,219
Nieuw Amsterdam Receivables Corp., 0.25%, 5/02/13 (a)	12,000	11,997,417
Nordea North America, Inc.:
0.30%, 5/16/13 (a)	12,000	11,995,500
0.20%, 5/28/13 (a)	2,700	2,699,145
0.28%, 7/15/13 (a)	4,465	4,461,354
0.28%, 7/16/13 (a)	4,465	4,461,319
NRW.Bank, 0.13%, 4/04/13 (a)	21,711	21,710,772
Societe Generale North America, Inc., 0.25%, 5/01/13 (a)	15,000	14,996,875
Surrey Funding Corp., 0.25%, 7/09/13 (a)	5,000	4,996,564
UBS Finance Delaware LLC:
0.24%, 6/04/13 (a)	9,000	8,996,160
0.24%, 6/11/13 (a)	10,000	9,995,267
Westpac Banking Corp.:
0.20%, 5/07/13 (b)(d)	7,000	6,999,727
0.48%, 8/09/13 (a)	13,616	13,592,399
0.29%, 10/08/13 (b)(d)	10,000	10,000,000

Total Commercial Paper — 30.7%		443,370,934

Corporate Notes

JPMorgan Chase Bank N.A., 0.37%, 5/17/13 (b)	17,135	17,135,000
Park Village Assisted Living LLC, 0.25%, 4/04/13 (e)	5,755	5,755,000
Sumitomo Mitsui Banking Corp., 2.15%, 7/22/13 (d)	9,000	9,048,806

Total Corporate Notes — 2.2%		31,938,806

Municipal Bonds

Brazos River Harbor Navigation District Brazoria County RB (JT Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.16%, 4/01/13 (e)	10,400	10,400,000
California Housing Finance Agency Home Mortgage RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.12%, 4/04/13 (e)	5,780	5,780,000
California Pollution Control Financing Authority RB (Sierra Pacific Industries Inc. Project) Series 1988 VRDN (Wells Fargo Bank N.A. LOC), 0.15%, 4/04/13 (e)	8,675	8,675,000

Municipal Bonds	Par (000)	Value

Houston Utility System RB (First Lien Water Revenue Project) Series 2004-B3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.12%, 4/04/13 (e)	$17,000	$17,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.12%, 4/04/13 (e)	5,240	5,240,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.14%, 4/04/13 (e)	10,000	10,000,000
New York City IDRB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 4/04/13 (e)	9,320	9,320,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.12%, 4/04/13 (e)	26,350	26,350,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.25%, 4/04/13 (d)(e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.21%, 4/04/13 (e)	4,700	4,700,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC), 0.16%, 4/04/13 (e)	14,800	14,800,000

Total Municipal Bonds — 8.2%		118,265,000

Closed-End Investment Companies

California — 0.4%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2012-2-100 VRDP (Royal Bank of Canada Liquidity Facility), 0.21%, 4/04/13 (d)(e)	5,000	5,000,000
New York — 0.5%
Nuveen New York AMT-Free Municipal Income Fund Series 2002 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 4/04/13 (d)(e)	7,600	7,600,000

Total Closed-End Investment Companies — 0.9%		12,600,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes, 0.17%, 2/27/15 (b)	14,000	13,993,278
Freddie Mac Variable Rate Notes: (b)
0.35%, 9/03/13	15,000	14,998,715
0.14%, 9/13/13	36,700	36,689,943

Total U.S. Government Sponsored Agency Obligations — 4.6%		65,681,936

U.S. Treasury Obligations

U.S. Treasury Bills: (a)
0.05%, 4/04/13	10,362	10,361,960
0.05%, 4/18/13	15,000	14,999,681
0.15%, 4/18/13	10,000	9,999,292
0.10%, 6/27/13	12,000	11,997,100
0.09%, 8/22/13	10,000	9,996,326

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	11

Schedule of Investments (continued)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Notes:
2.50%, 4/01/13	$10,000	$10,000,000
1.38%, 5/15/13	19,000	19,026,771
3.50%, 5/31/13	15,000	15,082,277
3.38%, 6/30/13	5,000	5,039,507
1.00%, 7/15/13	15,000	15,035,846
0.13%, 9/30/13	9,000	8,998,145
1.75%, 1/31/14	10,000	10,131,777

Total U.S. Treasury Obligations – 9.7%		140,668,682

Repurchase Agreements

Barclays Capital, Inc., 0.91%, 7/05/13 (e)	15,000	15,000,000

(Purchased on 8/03/12 to be repurchased at $15,127,400, collateralized by various corporate/debt obligations, 0.00% to 7.95% due from 6/15/16 to 2/12/51, aggregate par and fair value of $137,939,230 and $17,986,483, respectively)

Repurchase Agreements	Par (000)	Value

Deutsche Bank Securities Inc., 0.20%, 4/01/13	$42,873	$42,873,000
(Purchased on 3/28/13 to be repurchased at $42,873,953, collateralized by Fannie Mae Bond, 1.25% due at 9/28/16, par and fair value of $42,698,000 and $43,730,865, respectively)
Mizuho Securities USA, 1.24%, 5/03/13 (e)	15,000	15,000,000

(Purchased on 3/04/13 to be repurchased at $15,031,000, collateralized by various corporate/debt, U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 7.03% due from 5/15/24 to 12/25/39, aggregate par and fair value of $482,124,453 and $16,280,898, respectively)

Total Repurchase Agreements – 5.0%		72,873,000

Total Investments (Cost – $1,428,912,011*) – 99.0%		1,428,912,011
Other Assets Less Liabilities – 1.0%		14,662,452

Net Assets – 100.0%		$1,443,574,463

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Issuer is a US branch of a foreign domiciled bank.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

12	BLACKROCK FUNDS	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$1,428,912,011	–	$1,428,912,011
[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $320 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	13

Schedule of Investments March 31, 2013	BlackRock U.S. Treasury Money Market Portfolio (Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations	(000)	Value
U.S. Treasury Bills: (a)
0.11%, 4/15/13	$10,000	$9,999,572
0.16%, 5/02/13	15,000	14,997,933
0.15%, 5/09/13	10,000	9,998,430
0.15%, 5/16/13	7,000	6,998,688
0.12%, 5/23/13	5,000	4,999,115
0.15%, 5/30/13	5,000	4,998,812
0.08%, 6/27/13	15,000	14,997,281
0.13%, 6/27/13	5,000	4,998,429
0.13%, 7/05/13	10,000	9,996,569
0.12%, 7/11/13	20,000	19,993,547
0.12%, 8/15/13	5,000	4,997,733
0.20%, 8/22/13	2,000	1,998,451
0.11%, 9/05/13	5,000	4,997,601
0.13%, 9/05/13	5,000	4,997,166
0.11%, 9/19/13	5,000	4,997,388
0.11%, 9/26/13	10,000	9,994,561
U.S. Treasury Notes:
0.38%, 7/31/13	3,000	3,002,723
0.50%, 10/15/13	5,000	5,009,232
0.25%, 10/31/13	5,000	5,003,048
0.25%, 11/30/13	12,000	12,006,421
0.75%, 12/15/13	2,500	2,509,471
1.00%, 1/15/14	2,000	2,012,736
0.25%, 1/31/14	1,500	1,500,849
0.25%, 2/28/14	4,000	4,002,521
Total U.S. Treasury Obligations — 45.0%		169,008,277

Repurchase Agreements
Barclays Capital, Inc., 0.08%, 4/03/13	6,000	6,000,000
(Purchased on 3/27/13 to be repurchased at $6,000,093, collateralized by U.S. Treasury Note, 0.25% due at 9/15/15, par and fair value of $6,128,100 and $6,120,025, respectively)
Barclays Capital, Inc., 0.17%, 4/01/13	19,000	19,000,000
(Purchased on 3/28/13 to be repurchased at $19,000,359, collateralized by U.S. Treasury Note, 0.25% due at 9/15/15, par and fair value of $19,405,600 and $19,380,030, respectively)
Citigroup Global Markets, Inc., 0.14%, 4/04/13	4,400	4,400,000
(Purchased on 3/28/13 to be repurchased at $4,400,120, collateralized by U.S. Treasury Note, 0.63% due at 11/30/17, par and fair value of $4,490,900 and $4,488,053, respectively)
Credit Suisse Securities (USA) LLC, 0.18%, 4/01/13	11,000	11,000,000
(Purchased on 3/28/13 to be repurchased at $11,000,220, collateralized by U.S. Treasury Bond, 3.13% due at 2/15/42, par and fair value of $11,125,000 and $11,223,477, respectively)
Credit Suisse Securities (USA) LLC, 0.13%, 4/04/13	5,300	5,300,000
(Purchased on 3/28/13 to be repurchased at $5,300,134, collateralized by U.S. Treasury Bond, 3.13% due at 2/15/42, par and fair value of $5,360,000 and $5,407,446, respectively)

	Par
Repurchase Agreements	(000)	Value
Deutsche Bank Securities Inc., 0.15%, 4/01/13	$15,000	$15,000,000
(Purchased on 3/28/13 to be repurchased at $15,000,250, collateralized by U.S. Treasury Note, 0.75% due at 10/31/17, par and fair value of $15,199,900 and $15,300,011, respectively)
Deutsche Bank Securities Inc., 0.12%, 4/04/13	7,000	7,000,000
(Purchased on 3/28/13 to be repurchased at $7,000,163, collateralized by U.S. Treasury Note, 0.75% due at 10/31/17, par and fair value of $7,093,300 and $7,140,019, respectively)
Goldman Sachs & Co., 0.11%, 4/02/13	12,000	12,000,000
(Purchased on 3/26/13 to be repurchased at $12,000,257, collateralized by U.S. Treasury Inflation Indexed Note, 1.88% due at 7/15/13, par and fair value of $9,536,200 and $12,240,063, respectively)
Goldman Sachs & Co., 0.13%, 4/04/13(b)	12,000	12,000,000
(Purchased on 3/27/13 to be repurchased at $12,001,300, collateralized by U.S. Treasury Inflation Indexed Note, 1.88% due at 7/15/13, par and fair value of $9,536,200 and $12,240,063, respectively)
HSBC Securities (USA) Inc., 0.08%, 4/03/13	13,700	13,700,000
(Purchased on 3/27/13 to be repurchased at $13,700,213, collateralized by U.S. Treasury Strip, 0.00% due at 5/15/24, par and fair value of $17,880,000 and $13,974,293, respectively)
HSBC Securities (USA) Inc., 0.17%, 4/01/13	10,000	10,000,000
(Purchased on 3/28/13 to be repurchased at $10,000,189, collateralized by U.S. Treasury Strip, 0.00% due at 8/15/41, par and fair value of $26,165,000 and $10,200,164, respectively)
HSBC Securities (USA) Inc., 0.13%, 4/04/13	13,300	13,300,000

(Purchased on 3/28/13 to be repurchased at $13,300,336, collateralized by U.S. Treasury Strips, 0.00% to 2.75% due from 8/15/41 to 11/15/42, aggregate par and fair value of $35,170,000 and $13,566,293, respectively)

JPMorgan Securities LLC, 0.17%, 4/01/13	13,000	13,000,000
(Purchased on 3/28/13 to be repurchased at $13,000,246, collateralized by U.S. Treasury Note, 2.13% due at 2/29/16, par and fair value of $12,595,000 and $13,263,755, respectively)
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, 4/01/13	15,000	15,000,000
(Purchased on 3/28/13 to be repurchased at $15,000,233, collateralized by U.S. Treasury Note, 0.63% due at 5/31/17, par and fair value of $15,243,000 and $15,300,087, respectively)

See Notes to Financial Statements.

14	BLACKROCK FUNDS	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio (Percentages shown are based on Net Assets)

	Par
Repurchase Agreements	(000)	Value
Morgan Stanley & Co. LLC, 0.17%, 4/01/13	$10,678	$10,678,000
(Purchased on 3/28/13 to be repurchased at $10,678,202, collateralized by U.S. Treasury Note, 2.50% due at 3/31/15, par and fair value of $10,301,400 and $10,891,608, respectively)
RBS Securities Inc., 0.14%, 4/04/13(b)	10,000	10,000,000
(Purchased on 3/15/13 to be repurchased at $10,001,206, collateralized by U.S. Treasury Inflation Indexed Note, 1.88% due at 7/15/13, par and fair value of $7,950,000 and $10,205,095, respectively)
RBS Securities Inc., 0.17%, 4/01/13	6,000	6,000,000
(Purchased on 3/28/13 to be repurchased at $6,000,113, collateralized by U.S. Treasury Inflation Indexed Note, 1.88% due at 7/15/13, par and fair value of $4,770,000 and $6,123,057, respectively)

	Par
Repurchase Agreements	(000)	Value
UBS Securities LLC, 0.15%, 4/01/13	$25,000	$25,000,000
(Purchased on 3/28/13 to be repurchased at $25,000,417, collateralized by U.S. Treasury Note, 1.88% due at 4/30/14, par and fair value of $24,851,300 and $25,500,012, respectively)
Total Repurchase Agreements – 55.4%		208,378,000
Total Investments (Cost – $377,386,277*) – 100.4%		377,386,277
Liabilities in Excess of Other Assets – (0.4)%		(1,358,609)

Net Assets – 100.0%		$376,027,668

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$377,386,277	–	$377,386,277
[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $75 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	15

Schedule of Investments March 31, 2013	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama – 1.6%
Columbia IDRB (Alabama Power Co. Project) Series 1995B VRDN, 0.13%, 4/01/13 (a)	$1,000	$1,000,000
Columbia IDRB (Alabama Power Co. Project) Series 1999A VRDN, 0.13%, 4/01/13 (a)	2,100	2,100,000

		3,100,000

Alaska – 0.2%
Alaska Student Loan Corp. RB Series 2012B-1 Mandatory Put Bonds AMT (State Street Bank & Trust Co. LOC), 0.37%, 6/01/13 (a)	300	300,000

Arizona – 1.8%
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.14%, 4/04/13 (a)	1,400	1,400,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.14%, 4/04/13 (a)	2,005	2,005,000

		3,405,000

Arkansas – 0.2%
Arkansas State University RB (Jonesboro Campus Project) Series 2013 MB, 1.00%, 3/01/14	385	386,751

California – 14.2%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.17%, 4/01/13 (a)	400	400,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.08%, 4/04/13 (a)	4,100	4,100,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC), 0.12%, 4/04/13 (a)	1,000	1,000,000
California Pollution Control Financing Authority RB (Air Products & Chemicals Project) Series 1997 VRDN, 0.15%, 4/01/13 (a)	500	500,000
California RB Series 2012A-1 RAN, 2.50%, 5/30/13	2,400	2,408,395
California RB Series 2012A-2 RAN, 2.50%, 6/20/13	600	602,713
California School Cash Reserve Program Authority RB Series 2013AA, 2.00%, 10/01/13	1,000	1,008,794
California School Cash Reserve Program Authority RB Series 2013X, 2.00%, 10/01/13	100	100,829
California Statewide Communities Development Authority RB (Los Angeles County Museum of Arts Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.12%, 4/04/13 (a)	1,900	1,900,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.10%, 4/04/13 (a)	400	400,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.20%, 4/04/13 (a)(b)(c)	500	500,000
Los Angeles County Schools RB Series 2013C-6 TRAN, 2.00%, 12/31/13	100	101,308
Los Angeles Department of Water & Power RB Series 2001B-1 VRDN (Royal Bank of Canada SBPA), 0.10%, 4/04/13 (a)	1,500	1,500,000
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Royal Bank of Canada SBPA), 0.09%, 4/04/13 (a)	5,000	5,000,000

Municipal Bonds	Par (000)	Value

California (concluded)
Metropolitan Water District of Southern California RB Series 2004A-2 VRDN (U.S. Bank N.A. SBPA), 0.11%, 4/04/13 (a)	$1,300	$1,300,000
Sacramento Financing Authority RB (Master Lease Program Facilities Project) Municipal Trust Receipts Floaters Series 2011E-4698 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.20%, 4/04/13 (a)(b)(c)	5,800	5,800,000

		26,622,039

Colorado – 0.5%
Denver City & County COP Series 2008A-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.15%, 4/01/13 (a)	1,000	1,000,000

Connecticut – 1.3%
Brooklyn GO Series 2012 BAN, 1.00%, 8/13/13	800	802,017
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 2003X-2 VRDN (Yale University Obligor), 0.10%, 4/04/13 (a)	1,600	1,600,000

		2,402,017

Florida – 2.9%
Kissimmee Utility Authority Series 2013-00-B TECP (JPMorgan Chase Bank N.A. SBPA), 0.18%, 5/01/13	2,300	2,300,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.17%, 4/04/13 (a)(b)(c)	3,200	3,200,000

		5,500,000

Georgia – 0.6%
Meriwether County IDRB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.22%, 4/04/13 (a)	1,190	1,190,000

Illinois – 2.0%
Chicago Waterworks RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.16%, 4/01/13 (a)	3,500	3,500,000
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.16%, 4/04/13 (a)(b)(c)	200	200,000

		3,700,000

Indiana – 3.0%
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.14%, 4/04/13 (a)	2,655	2,655,000
Indiana Finance Authority RB (Parkview Health System Project) Series 2009D VRDN (Wells Fargo Bank N.A. LOC), 0.12%, 4/04/13 (a)	3,000	3,000,000

		5,655,000

Iowa – 1.4%
Iowa Finance Authority RB (Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.26%, 4/04/13 (a)	2,600	2,600,000

Kansas — 1.1%
Leawood GO Series 2012-1, 1.50%, 9/01/13	2,050	2,060,514

See Notes to Financial Statements.

16	BLACKROCK FUNDS	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana – 1.1%
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.13%, 4/04/13 (a)	$2,000	$2,000,000

Maryland – 2.7%
Maryland Community Development Administration RB (Residential Project) Series 2007 VRDN (TD Bank N.A. SBPA), 0.12%, 4/04/13 (a)	3,000	3,000,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 4/04/13 (a)	900	900,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 4/04/13 (a)	1,125	1,125,000
Prince George’s County GO (Public Improvement Project) Series 2003A MB, 5.00%, 10/01/13	100	102,346

		5,127,346

Massachusetts – 0.9%
Fitchburg GO Series 2012B BAN, 1.50%, 6/28/13	750	751,617
Massachusetts Health & Educational Facilities Authority RB (Tufts University Project) Series 2008N-1 VRDN (U.S. Bank N.A. SBPA), 0.12%, 4/01/13 (a)	1,000	1,000,000

		1,751,617

Michigan – 17.9%
Chelsea Economic Development Corp. RB (Silver Maples Obligation Project) Series 2006 VRDN (Comerica Bank LOC), 0.13%, 4/04/13 (a)	1,000	1,000,000
Detroit Water Supply System RB PUTTERS Series 2012-4240 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Deutsche Bank AG SBPA), 0.33%, 4/04/13 (a)(b)(c)	295	295,000
Michigan Housing Development Authority RB (Rental Housing Revenue Project) Series 2008A AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.18%, 4/01/13 (a)	2,500	2,500,000
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.15%, 4/01/13 (a)	750	750,000
Michigan Strategic Fund RB (Larsen Warden Project) Series 2008 VRDN (Standard Chartered Bank LOC), 0.41%, 4/04/13 (a)	500	500,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.22%, 4/04/13 (a)	500	500,000
Michigan Strategic Fund RB (Van Andel Research Project) Series 2008 VRDN, 0.16%, 4/04/13 (a)	28,000	28,000,000

		33,545,000

Minnesota – 0.0%
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.12%, 4/04/13 (a)(b)	100	100,000

Missouri – 0.9%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.19%, 4/04/13 (a)	1,745	1,745,000

Municipal Bonds	Par (000)	Value

Nevada – 1.1%
Clark County Airport System Junior Subordinate Lien RB Series 2012A-1 AMT, 2.00%, 7/01/13	$1,200	$1,204,754
Clark County Airport System Junior Subordinate Lien RB Series 2012A-2, 2.00%, 7/01/13	900	903,692

		2,108,446

New Jersey – 0.6%
Marlboro Township GO Series 2012 BAN, 1.25%, 6/13/13	100	100,149
New Jersey RB Series 2012C TRAN, 2.50%, 6/27/13	800	804,109
Sparta Township GO Series 2013 BAN, 1.00%, 11/01/13	200	200,773

		1,105,031

New York – 14.1%
Nassau County IDA RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.13%, 4/04/13 (a)	250	250,000
New York City GO Series 2006A MB, 4.50%, 8/01/13	100	101,413
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.14%, 4/01/13 (a)	10,000	10,000,000
New York State Housing Finance Agency RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 4/04/13 (a)	15,000	15,000,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2012A-2 VRDN (Wells Fargo & Co. LOC), 0.12%, 4/04/13 (a)	1,100	1,100,000

		26,451,413

North Carolina – 1.6%
North Carolina GO (Public Improvements Project) Series 2004A MB, 5.00%, 3/01/14	700	730,442
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.13%, 4/04/13 (a)	2,200	2,200,000

		2,930,442

Ohio – 1.6%
Strongsville GO (Library Project) Series 2012 BAN, 1.00%, 10/23/13	300	301,174
Strongsville GO (Street Improvement Project) Series 2012 BAN, 1.00%, 10/23/13	400	401,566
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 4/04/13 (a)	2,220	2,220,000

		2,922,740

Pennsylvania – 6.5%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.34%, 4/04/13 (a)	5,560	5,560,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA), 0.12%, 4/04/13 (a)(b)(c)	5,000	5,000,000
Pennsylvania Turnpike Commission RB RBC Municipal Products, Inc. Trust Series 2011E-22 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.12%, 4/04/13 (a)(b)	500	500,000
West Chester Area School District GO Series 2006 MB, 4.00%, 4/15/13	500	500,735

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	17

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 4/04/13 (a)	$700	$700,000

		12,260,735

Tennessee – 1.0%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN 7 Month Window (Ascension Health System Obligor), 0.21%, 10/24/13 (a)	1,200	1,200,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.17%, 4/04/13 (a)	625	625,000

		1,825,000

Texas – 6.1%
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-2 VRDN, 0.14%, 4/01/13 (a)	900	900,000
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.15%, 4/04/13 (a)	600	600,000
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.13%, 4/04/13 (a)(b)(c)	10,000	10,000,000

		11,500,000

Utah – 2.4%
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2003C VRDN, 0.14%, 4/01/13 (a)	1,500	1,500,000
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.15%, 4/04/13 (a)(b)(c)	3,050	3,050,000

		4,550,000

Municipal Bonds	Par (000)	Value

Virginia – 0.5%
Fairfax County IDA RB (Inova Health System Project) Series 2012 VRDN 7 Month Window, 0.20%, 10/24/13 (a)	$1,000	$1,000,000

Washington — 2.0%
Washington Health Care Facilities Authority RB (Multicare Health System Project) Series 2007D VRDN (Barclays Bank Plc LOC), 0.14%, 4/01/13 (a)	3,500	3,500,000
Washington State University RB PUTTERS Series 2012-4241 VRDN (Deutsche Bank A.G. SBPA), 0.13%, 4/04/13 (a)(b)(c)	290	290,000

		3,790,000

Wisconsin – 2.7%
Wisconsin Petroleum Inspection Fee Revenue Series 2013 TECP, 0.19%, 5/01/13	5,000	5,000,000

Wyoming – 1.9%
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.21%, 4/04/13 (a)(b)(c)	3,500	3,500,000

Total Municipal Bonds – 96.4%		181,134,091

Closed-End Investment Companies

Multi-State – 3.5%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.19%, 4/04/13 (a)(b)	5,500	5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.26%, 4/04/13 (a)(b)	1,000	1,000,000

Total Closed-End Investment Companies – 3.5%		6,500,000

Total Investments (Cost – $187,634,091*) – 99.9%		187,634,091
Other Assets Less Liabilities – 0.1%		170,849

Net Assets – 100.0%		$187,804,940

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

18	BLACKROCK FUNDS	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$187,634,091	–	$187,634,091
[1] See above Schedule of Investments for values in each state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $78,161 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	19

Schedule of Investments March 31, 2013	BlackRock New Jersey Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 81.8%
Avalon Borough GO Series 2013 BAN, 1.00%, 2/27/14	$600	$603,422
Burlington County Bridge Commission RB (Solid Waste Project) Series 2012, 2.00%, 10/08/13	1,200	1,209,320
Colts Neck Township GO Series 2013A BAN, 1.00%, 2/25/14	500	502,203
Delran Township GO Series 2012 BAN, 1.00%, 11/12/13	1,200	1,201,906
Lower Township Municipal Utilities Authority RB Series 2012B, 1.50%, 9/20/13	1,000	1,004,688
Marlboro Township GO Series 2012 BAN, 1.25%, 6/13/13	400	400,597
Neptune Township GO Series 2012 BAN, 1.00%, 9/13/13	800	801,291
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. Credit Agreement, State Street Bank & Trust Co. SBPA), 0.12%, 4/04/13 (a)(b)(c)	3,800	3,800,000
New Jersey Economic Development Authority PCRB (Exxon Project) Series 1989 VRDN, 0.08%, 4/01/13 (c)	1,560	1,560,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 4/04/13 (c)	845	845,000
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 4/04/13 (c)	2,750	2,750,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 4/04/13 (c)	1,285	1,285,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 4/04/13 (c)	1,000	1,000,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.24%, 4/04/13 (c)	815	815,000
New Jersey Environmental Infrastructure Trust RB Municipal Trust Receipts Floaters Series 2012A-R-4729 VRDN (Bank of America N.A. SBPA), 0.12%, 4/04/13 (a)(b)(c)	1,515	1,515,000
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC), 0.11%, 4/04/13 (c)	400	400,000
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC), 0.12%, 4/04/13 (c)	1,700	1,700,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.10%, 4/04/13 (c)	4,200	4,200,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.17%, 4/04/13 (c)	700	700,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005Q VRDN (Barclays Bank Plc SBPA), 0.13%, 4/04/13 (c)	$2,000	$2,000,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Mortgage Project) Series 2005O AMT VRDN (Barclays Bank Plc SBPA), 0.13%, 4/04/13 (c)	2,000	2,000,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 4/04/13 (a)(b)(c)	1,445	1,445,000
Ocean City GO Series 2013 BAN, 1.00%, 3/07/14	500	501,663
Old Bridge Township GO Series 2012 BAN, 1.00%, 10/15/13	100	100,301
Saddle River Borough GO Series 2012 BAN, 1.00%, 8/02/13	500	500,770
Sparta Township GO Series 2013 BAN, 1.00%, 11/01/13	100	100,387
Union County Industrial Pollution Control Financing Authority PCRB (Exxon Mobil Corp. Project) Series 1989 VRDN, 0.08%, 4/01/13 (c)	5,205	5,205,000
Voorhees Township GO Series 2012 BAN, 1.00%, 8/08/13	500	500,737
Westwood GO Series 2012 BAN, 1.25%, 5/03/13	200	200,070
Wood-Ridge GO Series 2013 BAN, 1.00%, 2/14/14	900	902,808

		39,750,163
Puerto Rico – 3.6%
Commonwealth of Puerto Rico GO (Public Improvement Project) Series 2003C5-2 VRDN (Barclays Bank Plc LOC), 0.12%, 4/04/13 (c)	1,750	1,750,000
Total Municipal Bonds – 85.4%		41,500,163

Closed-End Investment Companies
New Jersey – 12.3%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility), 0.22%, 4/04/13 (a)(c)	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility), 0.22%, 4/04/13 (a)(c)	2,000	2,000,000
Total Closed-End Investment Companies – 12.3%		6,000,000
Total Investments (Cost – $47,500,163*) – 97.7%		47,500,163
Other Assets Less Liabilities – 2.3%		1,116,661

Net Assets – 100.0%		$48,616,824

See Notes to Financial Statements.

20	BLACKROCK FUNDS	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$47,500,163	–	$47,500,163
[1] See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $26,895 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	21

Schedule of Investments March 31, 2013	BlackRock North Carolina Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina – 99.1%
Alamance County GO Series 2003 MB, 5.00%, 3/01/14	$500	$521,360
Appalachian State University RB (University & College Improvements Project) Series 2003A MB, 5.13%, 5/01/13	300	301,235
Appalachian State University RB Series 2011 MB, 2.00%, 10/01/13	850	857,010
Asheville RB Series 2012 MB, 3.00%, 4/01/13	1,450	1,450,000
Cabarrus County GO (Public Improvements Project) Series 2006 MB, 4.25%, 3/01/14	500	518,210
Cabarrus County GO Series 2004 MB, 5.00%, 2/01/14	250	259,901
Charlotte COP (Equipment Acquisition & Public Facilities Project) Series 2009 MB, 5.00%, 6/01/13	2,500	2,519,845
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.12%, 4/04/13 (a)	1,000	1,000,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.12%, 4/04/13 (a)	200	200,000
Charlotte Water & Sewer System RB Series 2002B VRDN (Wells Fargo Bank N.A. LOC), 0.13%, 4/04/13 (a)	7,000	7,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.12%, 4/04/13 (a)(b)(c)	2,345	2,345,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Municipal Trust Receipts Floater Series 2011-72C-A VRDN (Wells Fargo Bank N.A. SBPA), 0.13%, 4/04/13 (a)(b)(c)	4,000	4,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (US Bank N.A. LOC), 0.13%, 4/01/13 (a)	1,100	1,100,000
Cumberland County GO Series 2011 MB, 3.00%, 8/01/13	345	348,140
Durham GO Series 2010A MB, 4.00%, 10/01/13	750	764,080
Forsyth County GO Series 2004 MB, 5.00%, 8/01/13	300	304,816
Forsyth County GO Series 2007 MB, 3.50%, 7/01/13	100	100,825
Greensboro GO Series 2010A MB, 5.00%, 10/01/13	1,400	1,433,483
Lenoir County GO Series 2013 MB, 2.00%, 2/01/14	205	207,886
Mecklenburg County GO Series 2009D VRDN 7 Month Window, 0.22%, 10/24/13 (a)	5,685	5,685,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.14%, 4/04/13 (a)	755	755,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.14%, 4/04/13 (a)	2,900	2,900,000

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.17%, 4/04/13 (a)	$2,100	$2,100,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.14%, 4/04/13 (a)	1,900	1,900,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A VRDN, 0.10%, 4/04/13 (a)	1,015	1,015,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.11%, 4/04/13 (a)	1,205	1,205,000
North Carolina GO (Highway Improvements Project) Series 2003 MB, 5.00%, 5/01/13	2,000	2,007,888
North Carolina GO (Public Improvements Project) Series 2004A MB, 5.00%, 3/01/14	345	360,003
North Carolina Medical Care Commission Health Care Facilities RBC Municipal Products, Inc. Trust (Duke University Health System Project) Series 2012-O-39 VRDN (Royal Bank of Canada SBPA), 0.12%, 4/04/13 (a)(b)(c)	1,900	1,900,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.13%, 4/01/13 (a)	2,100	2,100,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA), 0.13%, 4/04/13 (a)	5,700	5,700,000
Raleigh RB Series 2009 VRDN 7 Month Window, 0.22%, 10/24/13 (a)	805	805,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.12%, 4/04/13 (a)(b)(c)	2,010	2,010,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.10%, 4/04/13 (a)	850	850,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.15%, 4/01/13 (a)	2,000	2,000,000
University of North Carolina RB Series 2012A MB, 2.00%, 4/01/13	1,095	1,095,000

		59,619,682
Puerto Rico — 1.7%
Commonwealth of Puerto Rico GO (Public Improvement Project) Series 2003C5-2 VRDN (Barclays Bank Plc LOC), 0.12%, 4/04/13 (a)	1,000	1,000,000

Total Investments (Cost – $60,619,682*) – 100.8%		60,619,682
Liabilities in Excess of Other Assets – (0.8)%		(477,730)

Net Assets – 100.0%		$60,141,952

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$60,619,682	–	$60,619,682

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $98,709 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	23

Schedule of Investments March 31, 2013	BlackRock Ohio Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio – 100.9%
Beachwood GO Series 2012 BAN, 1.00%, 8/07/13	$700	$701,762
Butler County GO Series 2012 BAN, 0.40%, 8/01/13	600	600,000
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC), 0.12%, 4/04/13 (a)	660	660,000
Cleveland Department of Public Utilities Division of Water RB Series 2011W MB, 4.00%, 1/01/14	800	822,414
Cleveland Waterworks RB Series 2008Q VRDN (The Bank of New York Mellon Corp. LOC), 0.12%, 4/04/13 (a)	1,300	1,300,000
Columbus GO Series 2012-1, 1.50%, 11/21/13	2,000	2,016,491
Columbus Sewerage System RB Municipal Trust Receipts Floaters Series 2008A-13 VRDN (Branch Banking & Trust Co. SBPA), 0.11%, 4/04/13 (a)(b)(c)	5,365	5,365,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.13%, 4/04/13 (a)(b)(c)	200	200,000
Franklin County Hospital Facilities RB Municipal Trust Receipts Floaters (Nationwide Children Hospital Project) Series 2012A-0-46 VRDN (Royal Bank of Canada SBPA), 0.12%, 4/04/13 (a)(b)(c)	2,700	2,700,000
Franklin County RB Municipal Trust Receipts Floaters Series 2011-21B VRDN (Barclays Bank Plc SBPA), 0.13%, 4/04/13 (a)(b)(c)	2,320	2,320,000
Independence GO Series 2012 BAN, 1.13%, 4/19/13	600	600,214
Lake County GO Series 2012 BAN, 1.00%, 7/23/13	1,425	1,427,770
Lima RB (Lima Memorial Hospital Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.13%, 4/04/13 (a)	1,000	1,000,000
Miamisburg GO Series 2013 BAN, 1.00%, 3/12/14	2,000	2,011,286
Montgomery County RB (Miami Valley Hospital Project) Series 2011B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 4/01/13 (a)	2,000	2,000,000
North Ridgeville GO (Capital Improvement and Equipment Project) Series 2012 BAN, 0.85%, 4/04/13	700	700,011
North Ridgeville GO Series 2013 BAN, 0.65%, 4/03/14	600	601,188
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase Bank, N.A. LOC), 0.15%, 4/04/13 (a)	2,000	2,000,000

Municipal Bonds	Par (000)	Value

Ohio (concluded)
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.12%, 4/04/13 (a)	$2,700	$2,700,000
Ohio GO (Common Schools Project) Series 2005A VRDN (Ohio Housing Authority Guaranty), 0.10%, 4/04/13 (a)	4,100	4,100,000
Ohio GO (Common Schools Project) Series 2011B MB, 3.00%, 9/15/13	500	506,324
Ohio GO Series 2009K MB, 5.00%, 8/01/13	100	101,607
Ohio Higher Educational Facility Commission (Case Western University Project) Series 2013 TECP (The Northern Trust Co. SBPA), 0.15%, 5/08/13	5,000	5,000,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.14%, 4/01/13 (a)	6,000	6,000,000
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.14%, 4/01/13 (a)	3,900	3,900,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 4/04/13 (a)	1,900	1,900,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Project) Series 2006I AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.17%, 4/04/13 (a)	1,000	1,000,000
Sharonville GO Series 2012 BAN, 1.00%, 7/11/13	100	100,138
Strongsville GO (Street Improvement Project) Series 2012 BAN, 1.00%, 10/23/13	1,000	1,003,914
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 4/04/13 (a)	5,200	5,200,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 4/01/13 (a)	3,600	3,600,000

Total Investments (Cost – $62,138,119*) – 100.9%		62,138,119
Liabilities in Excess of Other Assets – (0.9)%		(526,973)

Net Assets – 100.0%		$61,611,146

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

See Notes to Financial Statements.

24	BLACKROCK FUNDS	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$62,138,119	–	$62,138,119
[1] See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $62,152 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	25

Schedule of Investments March 31, 2013	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 98.4%
Abington Township GO Series 2010 MB, 2.00%, 11/15/13	$1,555	$1,570,419
Adams County IDRB (Gettysburg College Project) Series 2010 MB, 4.00%, 8/15/13	100	101,299
Beaver County IDA RB (FirstEnergy Generation Corp. Project) Series 2008 VRDN (Bank of Nova Scotia LOC), 0.14%, 4/01/13 (a)	3,590	3,590,000
Beaver County IDA RB (PA Electric Co. Project) Series 2005B VRDN (UBS A.G. LOC), 0.13%, 4/01/13 (a)	3,125	3,125,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.34%, 4/04/13 (a)	765	765,000
Blair County IDA RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 4/04/13 (a)	4,050	4,050,000
Bucks County Centennial School District GO (School Improvements Project) Series 2010A MB, 2.00%, 12/15/13	150	151,746
Central Bradford Progress Authority RB (Robert Packer Hospital Project) Series 2011 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.12%, 4/04/13 (a)(b)	6,700	6,700,000
Central Bucks School District GO (School Improvements Project) Series 2003 MB, 5.00%, 5/15/13	100	100,554
Chester County GO Series 2008 MB, 3.50%, 11/15/13	160	163,128
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2003B VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 4/04/13 (a)	7,665	7,665,000
Delaware County GO Series 2009A MB, 3.00%, 10/01/13	135	136,744
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly Clark Tissue Co. Corporate Guaranty), 0.14%, 4/04/13 (a)	2,600	2,600,000
Delaware County RB (Riddle Village Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.14%, 4/04/13 (a)	3,400	3,400,000
Delaware River Joint Toll Bridge Commission RB Series 2003 MB:
5.00%, 7/01/13	400	404,772
5.25%, 7/01/13	1,950	1,973,696
Delaware River Port Authority RB Series 2010A VRDN (Royal Bank of Canada LOC), 0.10%, 4/04/13 (a)	5,000	5,000,000
Delaware River Port Authority RB Series 2010B VRDN (Barclays Bank Plc LOC), 0.10%, 4/04/13 (a)	5,000	5,000,000
Downingtown Area School District GO Series 2003 MB, 4.60%, 6/01/13	150	151,078
Emmaus General Authority RB (Local Government Project) Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.13%, 4/04/13 (a)	2,100	2,100,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.13%, 4/04/13 (a)	1,000	1,000,000
Emmaus General Authority RB Series 1989 VRDN (U.S. Bank N.A. LOC), 0.13%, 4/04/13 (a)	4,700	4,700,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.13%, 4/04/13 (a)	1,100	1,100,000

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 4/04/13 (a)	$1,320	$1,320,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.12%, 4/04/13 (a)	1,120	1,120,000
Lancaster County Hospital Authority RB (General Hospital Project) Series 2003 MB, 5.50%, 9/15/13	500	511,653
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC), 0.14%, 4/01/13 (a)	3,430	3,430,000
Lehigh County General Purpose Authority RB (St. Luke’s Bethlehem Project) Series 2003 MB, 5.25%, 8/15/13	225	229,134
Lower Bucks County Joint Municipal Authority RB Series 2010 MB, 3.00%, 11/15/13	350	355,644
Lower Merion Township GO Series 2010A MB, 4.00%, 1/15/14	100	102,929
Lower Moreland Township School District GO Series 2009 MB, 4.00%, 2/15/14	150	154,707
Mechanicsburg Area School District GO Series 2013 MB, 0.40%, 8/15/13	130	130,000
Montgomery County GO Series 2009C MB, 4.00%, 12/15/13	220	225,663
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.18%, 4/04/13 (a)	3,225	3,225,000
Montgomery County IDA RB (Girl Scouts Southeastern Pennsylvania Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.11%, 4/04/13 (a)	1,555	1,555,000
Northampton Area School District GO Series 2013 MB, 1.00%, 8/15/13	2,025	2,030,462
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.34%, 4/04/13 (a)	1,285	1,285,000
Owen J. Roberts School District GO Series 2012 MB, 1.50%, 8/15/13	675	678,017
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA), 0.12%, 4/04/13 (a)(b)(c)	34,600	34,600,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 4/04/13 (a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 4/04/13 (a)	1,085	1,085,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.42%, 4/04/13 (a)	3,770	3,770,000
Pennsylvania GO Series 2003-2 MB (National Public Finance Guarantee Corp. Guaranty), 5.00%, 7/01/13	175	177,033
Pennsylvania GO Series 2005-1 MB, 5.00%, 7/01/13	75	75,882
Pennsylvania GO Series 2010A2 MB, 5.00%, 5/01/13	330	331,286

See Notes to Financial Statements.

26	BLACKROCK FUNDS	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2000 VRDN (JPMorgan Chase Bank, N.A. LOC), 0.12%, 4/04/13 (a)	$4,680	$4,680,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC, TD Bank N.A. SBPA), 0.11%, 4/04/13 (a)	3,300	3,300,000
Pennsylvania Higher Educational Facilities Authority RB (Holy Family College Project) Series 2002A VRDN (TD Bank N.A. LOC), 0.11%, 4/04/13 (a)	905	905,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 4/04/13 (a)	1,635	1,635,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.13%, 4/04/13 (a)(c)	1,605	1,605,000
Pennsylvania Higher Educational Facilities Authority RB Series 2008AH MB, 5.00%, 6/15/13	125	126,105
Pennsylvania Housing Finance Agency RB (Single Family Mortgage Project) Series 2002-75A VRDN (Barclays Bank Plc SBPA), 0.14%, 4/04/13 (a)	4,565	4,565,000
Pennsylvania Housing Finance Agency RB Series 2004-81C VRDN (Royal Bank of Canada SBPA), 0.13%, 4/04/13 (a)	4,850	4,850,000
Pennsylvania Housing Finance Agency RB Series 2004-83B AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.15%, 4/04/13 (a)	2,800	2,800,000
Pennsylvania Housing Finance Agency RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.15%, 4/04/13 (a)	9,525	9,525,000
Pennsylvania Housing Finance Agency RB Series 2006-93-B AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.17%, 4/01/13 (a)	2,100	2,100,000
Pennsylvania Housing Finance Agency RB Series 2007-99-C AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.17%, 4/01/13 (a)	3,000	3,000,000
Pennsylvania State Turnpike Commission RB SPEARS Series 2012DBE-1096 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.17%, 4/04/13 (a)(b)(c)	4,740	4,740,000
Pennsylvania State University RB PUTTERS Series 2007-1971 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.13%, 4/04/13 (a)(b)(c)	630	630,000
Pennsylvania State University RB Series 2002 MB, 5.25%, 8/15/13	905	921,609
Pennsylvania State University RB Series 2005 MB, 5.00%, 9/01/13	200	203,817
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 4/04/13 (a)	2,855	2,855,000
Pennsylvania Turnpike Commission RB RBC Municipal Products, Inc. Trust Series 2011E-22 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.12%, 4/04/13 (a)(b)	2,400	2,400,000
Pennsylvania Turnpike Commission RB Series 2009 ROC-RR-II R-12259 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. SBPA), 0.13%, 4/01/13 (a)(b)(c)	29,365	29,365,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission RB Series 2009A MB (AGM Insurance), 3.00%, 6/01/13	$1,800	$1,808,254
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.11%, 4/04/13 (a)	1,405	1,405,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.16%, 4/04/13 (a)	15,000	15,000,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC), 0.16%, 4/04/13 (a)	3,300	3,300,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.14%, 4/04/13 (a)	2,900	2,900,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 4/04/13 (a)	350	350,000
Philadelphia Gas Works RB Series 2004A-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 4/04/13 (a)	1,000	1,000,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.14%, 4/04/13 (a)	28,000	28,000,000
Philadelphia School District GO Series 2011F VRDN (Barclays Bank Plc LOC), 0.12%, 4/04/13 (a)	19,400	19,400,000
Phoenixville Area School District GO Series 2012A MB, 2.00%, 5/15/13	735	736,426
Pittsburgh Water & Sewer Authority RB Series 2009C-1A Mandatory Put Bonds (Federal Home Loan Bank LOC), 0.40%, 9/01/13 (a)	5,100	5,100,000
Spring-Ford Area School District GO Series 2012A MB, 3.00%, 2/01/14	125	127,646
St. Mary Hospital Authority Bucks County RB (Catholic Health Initiatives Project) Series 2004B VRDN (Wells Fargo Bank N.A. SBPA), 0.12%, 4/04/13 (a)	13,900	13,900,000
State Public School Building Authority RB (Philadelphia School District Project) Series 2003 MB (AGM Insurance):
5.00%, 6/01/13	1,145	1,153,953
5.25%, 6/01/13	950	957,863
Swarthmore Borough Authority RB (Swarthmore College Project) Series 2009 MB, 5.00%, 9/15/13	170	173,580
Swarthmore Borough Authority RB Series 2008 MB, 5.00%, 9/15/13	675	689,427
Swarthmore Borough Authority RB Series 2011B MB, 2.00%, 9/15/13	100	100,738
Union County Higher Educational Facilities Financing Authority RB (Bucknell University Project) Series 2013A MB, 2.00%, 4/01/14	100	101,702
Unionville-Chadds Ford School District GO Series 2012 MB, 1.00%, 6/01/13	1,720	1,722,155
University of Pittsburgh RB (University Capacity Project) Series 2000A MB, 5.00%, 9/15/13	190	194,023
University of Pittsburgh RB (University Capacity Project) Series 2002B MB, 5.50%, 9/15/13	375	383,780
University of Pittsburgh RB (University Capacity Project) Series 2005A MB, 5.50%, 9/15/13	225	230,673
West Chester Area School District GO Series 2013 MB, 2.00%, 10/01/13	560	564,468

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	27

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 4/04/13 (a)	$380	$380,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN (Allied-Signal, Inc. Guaranty), 0.17%, 4/04/13 (a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.34%, 4/04/13 (a)	915	915,000

		307,342,065
Total Municipal Bonds – 98.4%		307,342,065

Closed-End Investment Companies	Par (000)	Value
Pennsylvania – 1.8%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.23%, 4/04/13 (a)(b)	$3,000	$3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2012-2 VRDP (RBC Capital Markets Liquidity Facility), 0.23%, 4/04/13 (a)(b)	2,500	2,500,000
Total Closed-End Investment Companies – 1.8%		5,500,000
Total Investments (Cost –$312,842,065*) – 100.2%		312,842,065
Liabilities in Excess of Other Assets – (0.2)%		(664,366)

Net Assets – 100.0%		$312,177,699

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$312,842,065	–	$312,842,065
[1] See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $395,147 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	MARCH 31, 2013

Schedule of Investments March 31, 2013	BlackRock Virginia Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia – 99.9%
Alexandria IDRB (Goodwin House Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.10%, 4/01/13 (a)	$700	$700,000
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 4/04/13 (a)	1,350	1,350,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty, Freddie Mac LOC), 0.12%, 4/04/13 (a)	750	750,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.14%, 4/04/13 (a)	635	635,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.10%, 4/04/13 (a)	850	850,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005C-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 4/01/13 (a)	1,600	1,600,000
Hampton Redevelopment & Housing Authority RB (Township Apartments Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.12%, 4/04/13 (a)	325	325,000
Henrico County GO Series 2006 MB, 4.00%, 12/01/13	100	102,399
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.12%, 4/04/13 (a)	100	100,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.19%, 4/04/13 (a)	425	425,000
Richmond IDA RB (Crow-Klein Project) Series 1987A Mandatory Put Bonds VRDN (Wells Fargo Bank N.A. LOC), 0.45%, 5/15/13 (a)	990	990,000
Richmond Utility RB Series 2009 ROC-RR-II- R-10410 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.14%, 4/04/13 (a)(b)(c)	650	650,000

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.12%, 4/04/13 (a)	$745	$745,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.14%, 4/04/13 (a)	400	400,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.14%, 4/01/13 (a)	115	115,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.14%, 4/01/13 (a)	1,750	1,750,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank Plc SBPA), 0.19%, 4/04/13 (a)(b)(c)	2,000	2,000,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.12%, 4/04/13 (a)(b)(c)	600	600,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC), 0.14%, 4/04/13 (a)	600	600,000

Total Investments (Cost – $14,687,399*) – 99.9%		14,687,399
Other Assets Less Liabilities – 0.1%		18,245

Net Assets – 100.0%		$14,705,644

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	29

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$14,687,399	–	$14,687,399

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $42,798 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	MARCH 31, 2013

Statements of Assets and Liabilities

March 31, 2013	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Assets

Investments at value[1]	$1,356,039,011	$169,008,277	$187,634,091	$47,500,163
Repurchase agreements at value[2]	72,873,000	208,378,000	–	–
Cash	320	75	78,161	26,895
Capital shares sold receivable	398,523	851	–	–
Interest receivable	885,667	43,882	150,550	51,775
Receivable from Manager	169,454	60,328	10,370	1,572
Investments sold receivable	15,006,041	–	–	1,101,750
Prepaid expenses	71,131	26,931	25,803	8,143

Total assets	1,445,443,147	377,518,344	187,898,975	48,690,298

Liabilities
Capital shares redeemed payable	1,108,868	1,305,985	–	–
Other affiliates payable	301,304	96,706	32,648	13,789
Investment advisory fees payable	257,267	9,312	3,669	6,867
Professional fees payable	40,953	30,519	38,433	42,206
Printing fees payable	33,740	7,824	2,713	1,844
Officer’s and Trustees’ fees payable	12,623	4,183	2,141	1,589
Income dividends payable	25	10	4	1
Other accrued expenses payable	113,904	36,137	14,427	7,178

Total liabilities	1,868,684	1,490,676	94,035	73,474

Net Assets	$1,443,574,463	$376,027,668	$187,804,940	$48,616,824

Net Assets Consist of
Paid-in capital	$1,443,560,889	$376,005,254	$187,809,837	$48,616,824
Undistributed net investment income	–	–	19	–
Accumulated net realized gain (loss)	13,574	22,414	(4,916)	–

Net Assets	$1,443,574,463	$376,027,668	$187,804,940	$48,616,824

[1] Investments at cost	$1,356,039,011	$169,008,277	$187,634,091	$47,500,163
[2] Repurchase agreements at cost	$72,873,000	$208,378,000	–	–

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	31

Statements of Assets and Liabilities (continued)

March 31, 2013	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Net Asset Value
Institutional
Net assets	$736,195,153	$170,058,459	$74,085,516	$32,344,958

Shares outstanding[3]	736,215,384	170,078,183	74,073,320	32,322,464

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$380,302,821	$170,805,947	$111,131,537	$16,024,921

Shares outstanding[3]	380,313,270	170,825,757	111,113,242	16,013,777

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor A
Net assets	$296,088,793	$35,163,262	$2,587,887	$246,945

Shares outstanding[3]	296,096,944	35,167,491	2,587,461	246,771

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor B
Net assets	$4,576,660	–	–	–

Shares outstanding[3]	4,576,786	–	–	–

Net asset value	$1.00	–	–	–

Investor C
Net assets	$26,411,036	–	–	–

Shares outstanding[3]	26,411,762	–	–	–

Net asset value	$1.00	–	–	–

3   Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

32	BLACKROCK FUNDS	MARCH 31, 2013

Statements of Assets and Liabilities (concluded)

March 31, 2013	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio
Assets

Investments at value[1]	$60,619,682	$62,138,119	$312,842,065	$14,687,399
Cash	98,709	62,152	395,147	42,798
Interest receivable	201,022	64,656	219,770	3,737
Receivable from Manager	205	7,948	40,261	1,955
Prepaid expenses	7,168	7,602	21,807	6,867

Total assets	60,926,786	62,280,477	313,519,050	14,742,756

Liabilities
Investments purchased payable	731,469	601,188	1,179,908	–
Investment advisory fees payable	–	4,251	17,969	–
Professional fees payable	40,198	34,603	36,135	28,931
Other affiliates payable	3,574	17,641	77,616	1,041
Officer’s and Trustees’ fees payable	1,548	1,701	3,820	1,304
Printing fees payable	1,635	1,887	7,974	969
Income dividends payable	2	2	11	1
Other accrued expenses payable	6,408	8,058	17,918	4,866

Total liabilities	784,834	669,331	1,341,351	37,112

Net Assets	$60,141,952	$61,611,146	$312,177,699	$14,705,644

Net Assets Consist of
Paid-in capital	$60,164,823	$61,612,566	$312,178,238	$14,705,644
Undistributed net investment income	–	–	56	–
Accumulated net realized loss	(22,871)	(1,420)	(595)	–

Net Assets	$60,141,952	$61,611,146	$312,177,699	$14,705,644

[1] Investments at cost	$60,619,682	$62,138,119	$312,842,065	$14,687,399

Net Asset Value
Institutional
Net assets	$60,077,857	$52,177,770	$294,799,861	$14,705,644

Shares outstanding[2]	60,096,153	52,144,415	294,747,758	14,687,285

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$29,772	$9,428,485	$17,315,175	–

Shares outstanding[2]	29,725	9,422,421	17,312,113	–

Net asset value	$1.00	$1.00	$1.00	–

Investor A
Net assets	$34,323	$4,891	$62,663	–

Shares outstanding[2]	34,334	4,889	62,644	–

Net asset value	$1.00	$1.00	$1.00	–

[2] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	33

Statements of Operations

Year Ended March 31, 2013	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Investment Income
Income	$4,285,162	$501,618	$271,798	$132,064

Expenses
Investment advisory	6,252,957	1,477,411	562,458	233,174
Service and distribution – class specific	1,988,473	358,930	125,201	39,110
Transfer agent – class specific	1,958,055	431,425	169,748	67,502
Administration	941,032	246,235	93,743	38,862
Administration – class specific	335,323	82,078	31,248	12,954
Registration	113,855	38,095	44,845	9,832
Custodian	51,208	39,008	6,863	2,415
Officer and Trustees	47,652	13,001	6,713	4,482
Professional	44,087	31,851	43,670	40,660
Miscellaneous	116,387	45,517	23,817	16,116

Total expenses	11,849,029	2,763,551	1,108,306	465,107
Less fees waived by Manager	(3,282,369)	(1,381,164)	(507,406)	(210,802)
Less administration fees waived	–	(8,452)	(2,948)	(2,821)
Less administration fees waived – class specific	(335,323)	(82,078)	(31,248)	(12,954)
Less transfer agent fees waived – class specific	(36,357)	(1,813)	(1,923)	(144)
Less transfer agent fees reimbursed – class specific	(1,921,698)	(429,612)	(167,825)	(67,228)
Less service and distribution fees waived – class specific	(1,988,473)	(358,930)	(125,201)	(39,110)
Less fees paid indirectly	(161)	(4)	(1)	–

Total expenses after fees waived, reimbursed and paid indirectly	4,284,648	501,498	271,754	132,048

Net investment income	514	120	44	16

Realized Gain
Net realized gain from investments	26,856	27,133	1,530	–

Net Increase in Net Assets Resulting from Operations	$27,370	$27,253	$1,574	$16

See Notes to Financial Statements.

34	BLACKROCK FUNDS	MARCH 31, 2013

Statements of Operations (concluded)

Year Ended March 31, 2013	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio
Investment Income
Income	$103,296	$132,445	$571,940	$37,462

Expenses
Investment advisory	241,962	280,085	1,311,164	85,811
Professional	43,684	36,584	38,379	33,273
Administration	40,327	46,681	218,527	14,302
Administration – class specific	13,442	15,563	72,846	4,768
Registration	9,165	8,052	14,420	10,707
Transfer agent – class specific	8,231	82,417	395,946	13,642
Officer and Trustees	4,513	4,638	11,668	3,512
Custodian	3,329	3,365	10,360	1,950
Service and distribution – class specific	354	17,725	49,947	–
Miscellaneous	12,490	15,339	31,246	10,474

Total expenses	377,497	510,449	2,154,503	178,439
Less fees waived by Manager	(239,585)	(256,734)	(1,063,930)	(85,811)
Less administration fees waived	(12,608)	(5,586)	–	(13,794)
Less administration fees waived – class specific	(13,442)	(15,563)	(72,846)	(4,768)
Less transfer agent fees waived – class specific	(203)	(165)	(870)	(73)
Less transfer agent fees reimbursed – class specific	(8,028)	(82,252)	(395,076)	(13,569)
Less service and distribution fees waived – class specific	(354)	(17,725)	(49,947)	–
Less expenses reimbursed by Manager	–	–	–	(23,046)

Total expenses after fees waived, reimbursed and paid indirectly	103,277	132,424	571,834	37,378

Net investment income	19	21	106	84

Realized Gain
Net realized loss from investments	–	(1,420)	(595)	–

Net Increase (Decrease) in Net Assets Resulting from Operations	$19	$(1,399)	$(489)	$84

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	35

Statements of Changes in Net Assets

	BlackRock Money Market Portfolio		BlackRock U.S. Treasury Money Market Portfolio		BlackRock Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012	2013	2012
Operations
Net investment income	$514	$7,226	$120	$188	$44	$81
Net realized gain	26,856	11,762	27,133	3,770	1,530	1,940

Net increase in net assets resulting from operations	27,370	18,988	27,253	3,958	1,574	2,021

Dividends and Distributions to Shareholders From [1]
Net investment income:
Institutional	(264)	(297)	(67)	(72)	(39)	(3,030)
Service	(125)	(109)	(45)	(41)	(26)	(4,980)
Hilliard Lyons [2]	–	(2)	–	–	–	(3)
Investor A	(113)	(117)	(8)	(14)	(1)	(46)
Investor B	(2)	(3)	–	–	–	–
Investor C	(10)	(12)	–	–	–	–
Net realized gain:
Institutional	(16,422)	(3,446)	(3,272)	(1,794)	–	–
Service	(6,666)	(951)	(2,027)	(954)	–	–
Investor A	(6,857)	(1,269)	(291)	(212)	–	–
Investor B	(115)	(29)	–	–	–	–
Investor C	(638)	(162)	–	–	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(31,212)	(6,397)	(5,710)	(3,087)	(66)	(8,059)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(14,189,685)	(95,530,331)	67,103,703	(48,520,158)	51,546,634	27,385,114

Net Assets
Total increase (decrease) in net assets	(14,193,527)	(95,517,740)	67,125,246	(48,519,287)	51,548,142	27,379,076
Beginning of year	1,457,767,990	1,553,285,730	308,902,422	357,421,709	136,256,798	108,877,722

End of year	$1,443,574,463	$1,457,767,990	$376,027,668	$308,902,422	$187,804,940	$136,256,798

Undistributed net investment income	$–	$6,686	$–	$61	$19	$41

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.
[2]	As of March 12, 2012, Money Market and Municipal no longer accepted orders to purchase Hilliard Lyons shares.

See Notes to Financial Statements.

36	BLACKROCK FUNDS	MARCH 31, 2013

Statements of Changes in Net Assets (continued)

	BlackRock New Jersey Municipal Money Market Portfolio		BlackRock North Carolina Municipal Money Market Portfolio		BlackRock Ohio Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012	2013	2012
Operations
Net investment income	$16	$2,360	$19	$17	$21	$35
Net realized gain (loss)	–	1,116	–	–	(1,420)	–

Net increase (decrease) in net assets resulting from operations	16	3,476	19	17	(1,399)	35

Dividends and Distributions to Shareholders From [1]
Net investment income:
Institutional	(10)	(2,145)	(19)	(17)	(19)	(34)
Service	(6)	(5)	–	–	(2)	–
Investor A	–	(210)	–	–	–	(1)
Net realized gain:
Institutional	–	(1,701)	–	–	–	–
Service	–	(484)	–	–	–	–
Investor A	–	(5)	–	–	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(16)	(4,550)	(19)	(17)	(21)	(35)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(6,365,808)	(19,024,051)	15,839,394	(2,547,569)	(2,049,652)	(34,372,420)

Net Assets
Total increase (decrease) in net assets	(6,365,808)	(19,025,125)	15,839,394	(2,547,569)	(2,051,072)	(34,372,420)
Beginning of year	54,982,632	74,007,757	44,302,558	46,850,127	63,662,218	98,034,638

End of year	$48,616,824	$54,982,632	$60,141,952	$44,302,558	$61,611,146	$63,662,218

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	37

Statements of Changes in Net Assets (concluded)

	BlackRock Pennsylvania Municipal Money Market Portfolio		BlackRock Virginia Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012

Operations

Net investment income	$106	$120	$84	$30
Net realized gain (loss)	(595)	4,823	–	–

Net increase (decrease) in net assets resulting from operations	(489)	4,943	84	30

Dividends and Distributions to Shareholders From [1]

Net investment income:
Institutional	(99)	(186)	(84)	(30)
Service	(7)	(12)	–	–
Investor A	–	(1)	–	–
Net realized gain:
Institutional	–	(4,567)	–	–
Service	–	(255)	–	–
Investor A	–	(1)	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(106)	(5,022)	(84)	(30)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	46,940,082	(70,239,409)	(7,588,214)	(6,076,786)

Net Assets

Total increase (decrease) in net assets	46,939,487	(70,239,488)	(7,588,214)	(6,076,786)
Beginning of year	265,238,212	335,477,700	22,293,858	28,370,644

End of year	$312,177,699	$265,238,212	$14,705,644	$22,293,858

Undistributed net investment income	$56	$56	–	–

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	MARCH 31, 2013

Financial Highlights	BlackRock Money Market Portfolio

	Institutional							Service
	Year Ended March 31,				Period October 1, 2008 to March 31,		Year Ended September 30,	Year Ended March 31,				Period October 1, 2008 to March 31,		Year Ended September 30,
	2013	2012	2011	2010	2009		2008	2013	2012	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0001	0.0013	0.0090		0.0346	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0075		0.0318
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	–		–	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	–		–
Net increase from investment operations	0.0000	0.0000	0.0001	0.0013	0.0090		0.0346	0.0000	0.0000	0.0000	0.0003	0.0075		0.0318
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0013)	(0.0090)		(0.0346)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)	(0.0075)		(0.0318)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	–		–	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	–		–
Total dividends and distributions	(0.0000)	(0.0000)	(0.0001)	(0.0013)	(0.0090)		(0.0346)	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(0.0075)		(0.0318)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.01%	0.13%	0.90%	[5]	3.52%	0.00%	0.00%	0.00%	0.03%	0.75%	[5]	3.23%

Ratios to Average Net Assets
Total expenses	0.70%	0.70%	0.71%	0.74%	0.75%	[6]	0.56%	0.94%	0.94%	0.96%	0.98%	0.97%	[6]	0.81%
Total expenses after fees waived, reimbursed and paid indirectly	0.30%	0.27%	0.36%	0.41%	0.46%	[6]	0.42%	0.30%	0.27%	0.37%	0.52%	0.75%	[6]	0.70%
Net investment income	0.00%	0.00%	0.00%	0.14%	1.79%	[6]	3.57%	0.00%	0.00%	0.00%	0.02%	1.40%	[6]	3.16%

Supplemental Data
Net assets, end of period (000)	$736,195	$790,645	$785,316	$433,778	$543,487		$595,728	$380,303	$332,427	$391,617	$365,358	$514,764		$454,585

	Investor A
	Year Ended March 31,				Period October 1, 2008 to March 31,		Year Ended September 30,
	2013	2012	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0071		0.0312
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	–		–
Net increase from investment operations	0.0000	0.0000	0.0000	0.0003	0.0071		0.0312
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)	(0.0071)		(0.0312)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	–		–
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(0.0071)		(0.0312)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.03%	0.71%	[5]	3.16%

Ratios to Average Net Assets
Total expenses	0.91%	0.89%	0.91%	0.93%	0.94%	[6]	0.87%
Total expenses after fees waived, reimbursed and paid indirectly	0.30%	0.27%	0.37%	0.53%	0.83%	[6]	0.76%
Net investment income	0.00%	0.00%	0.00%	0.02%	1.41%	[6]	3.07%

Supplemental Data
Net assets, end of period (000)	$296,089	$299,205	$314,811	$358,698	$510,950		$461,079

[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	39

Financial Highlights (concluded)	BlackRock Money Market Portfolio

	Investor B							Investor C
	Year Ended March 31,				Period October 1, 2008 to March 31, 2009		Year Ended September 30,	Year Ended March 31,				Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2013	2012	2011	2010			2008	2013	2012	2011	2010			2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002	0.0044		0.0250	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0004	0.0044		0.0250
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	–		–	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	–		–
Net increase from investment operations	0.0000	0.0000	0.0000	0.0002	0.0044		0.0250	0.0000	0.0000	0.0000	0.0004	0.0044		0.0250
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0044)		(0.0250)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0004)	(0.0044)		(0.0250)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	–		–	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	–		–

Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0002)	(0.0044)		(0.0250)	(0.0000)	(0.0000)	(0.0000)	(0.0004)	(0.0044)		(0.0250)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.03%	0.44%	[5]	2.53%	0.00%	0.00%	0.00%	0.04%	0.45%	[5]	2.53%

Ratios to Average Net Assets
Total expenses	1.70%	1.71%	1.75%	1.81%	1.80%	[6]	1.77%	1.60%	1.62%	1.68%	1.75%	1.72%	[6]	1.66%
Total expenses after fees waived, reimbursed and paid indirectly	0.30%	0.27%	0.37%	0.55%	1.37%	[6]	1.39%	0.30%	0.27%	0.38%	0.55%	1.35%	[6]	1.42%
Net investment income	0.00%	0.00%	0.00%	0.02%	0.86%	[6]	2.40%	0.00%	0.00%	0.00%	0.04%	0.88%	[6]	2.15%

Supplemental Data
Net assets, end of period (000)	$4,577	$6,306	$7,207	$11,528	$23,467		$15,835	$26,411	$29,185	$23,683	$19,016	$48,162		$25,356

[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	MARCH 31, 2013

Financial Highlights	BlackRock U.S. Treasury Money Market Portfolio

	Institutional							Service

	Year Ended March 31,				Period October 1, 2008 to March 31, 2009		Year Ended September 30,	Year Ended March 31,				Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2013	2012	2011	2010			2008	2013	2012	2011	2010			2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$ 1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0007		0.0234	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0004		0.0206
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	–		–	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	–		–

Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0007		0.0234	0.0000	0.0000	0.0000	0.0001	0.0004		0.0206
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0007)		(0.0234)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0004)		(0.0206)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	–		–	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	–		–

Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0007)		(0.0234)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0004)		(0.0206)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$ 1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.01%	0.07%	[5]	2.37%	0.00%	0.00%	0.00%	0.01%	0.04%	[5]	2.08%

Ratios to Average Net Assets
Total expenses	0.75%	0.74%	0.74%	0.75%	0.79%	[6]	0.59%	0.97%	0.95%	0.95%	0.95%	0.98%	[6]	0.84%

Total expenses after fees waived, reimbursed and paid indirectly	0.15%	0.09%	0.20%	0.21%	0.42%	[6]	0.41%	0.15%	0.09%	0.20%	0.22%	0.48%	[6]	0.69%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.15%	[6]	2.26%	0.00%	0.00%	0.00%	0.00%	0.08%	[6]	2.08%

Supplemental Data
Net assets, end of period (000)	$170,058	$189,361	$133,623	$188,346	$228,457		$382,033	$170,806	$99,022	$118,827	$149,629	$213,402		$289,805

	Investor A

	Year Ended March 31,				Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2013	2012	2011	2010			2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$ 1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0004		0.0206
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	–		–

Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0004		0.0206
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0004)		(0.0206)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	–		–

Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0004)		(0.0206)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$ 1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.01%	0.04%	[5]	2.08%

Ratios to Average Net Assets
Total expenses	0.92%	0.89%	0.86%	0.87%	0.89%	[6]	0.85%

Total expenses after fees waived, reimbursed and paid indirectly	0.15%	0.10%	0.20%	0.21%	0.48%	[6]	0.69%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.08%	[6]	1.86%

Supplemental Data
Net assets, end of period (000)	$35,163	$20,520	$104,971	$92,759	$103,762		$123,316

[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	41

Financial Highlights	BlackRock Municipal Money Market Portfolio

	Institutional									Service

	Year Ended March 31,						Period October 1, 2008 to March 31, 2009		Year Ended September 30,	Year Ended March 31,							Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2013		2012		2011	2010			2008	2013		2012		2011		2010			2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Net investment income	0.0000	[1]	0.0000	[1]	0.0002	0.0011	0.0050		0.0234	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0002	0.0035		0.0206
Dividends and distributions from net investment income[2]	(0.0000)[3]		(0.0000)[3]		(0.0002)	(0.0011)	(0.0050)		(0.0234)	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0002)	(0.0035)		(0.0206)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.00%		0.00%		0.02%	0.11%	0.50%	[5]	2.36%	0.00%		0.00%		0.00%		0.02%	0.35%	[5]	2.08%

Ratios to Average Net Assets
Total expenses	0.79%		0.81%		0.80%	0.79%	0.82%	[6]	0.60%	1.03%		1.06%		1.06%		1.02%	1.00%	[6]	0.86%

Total expenses after fees waived, reimbursed and paid indirectly	0.22%		0.22%		0.39%	0.43%	0.47%	[6]	0.42%	0.22%		0.20%		0.42%		0.51%	0.77%	[6]	0.70%

Net investment income	0.00%		0.00%		0.02%	0.12%	0.95%	[6]	2.26%	0.00%		0.00%		0.00%		0.02%	0.78%	[6]	2.06%

Supplemental Data
Net assets, end of period (000)	$74,086		$78,590		$62,845	$67,046	$101,246		$92,663	$111,132		$56,951		$34,991		$50,013	$47,592		$81,843

	Investor A

	Year Ended March 31,							Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2013		2012		2011		2010			2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$ 1.00		$ 1.00

Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0003	0.0035		0.0205
Dividends and distributions from net investment income[2]	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0003)	(0.0035)		(0.0205)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$ 1.00		$ 1.00

Total Investment Return[4]
Based on net asset value	0.00%		0.00%		0.00%		0.03%	0.35%	[5]	2.07%

Ratios to Average Net Assets
Total expenses	0.99%		0.97%		0.94%		0.92%	0.94%	[6]	0.86%

Total expenses after fees waived, reimbursed and paid indirectly	0.21%		0.25%		0.41%		0.51%	0.77%	[6]	0.71%

Net investment income	0.00%		0.00%		0.00%		0.03%	0.76%	[6]	2.02%

Supplemental Data
Net assets, end of period (000)	$2,588		$715		$2,611		$3,443	$ 5,301		$ 7,004

[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	MARCH 31, 2013

Financial Highlights	BlackRock New Jersey Municipal Money Market Portfolio

	Institutional							Service
	Year Ended March 31,				Period October 1, 2008 to March 31, 2009		Year Ended September 30,	Year Ended March 31,				Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2013	2012	2011	2010			2008	2013	2012	2011	2010			2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0003	0.0022	0.0058		0.0228	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0005	0.0044		0.0200
Net realized gain	–	0.0000 [1]	0.0000 [1]	0.0000 [1]	–		–	–	0.0000 [1]	0.0000 [1]	0.0000 [1]	–		–
Net increase from investment operations	0.0000	0.0000	0.0003	0.0022	0.0058		0.0228	0.0000	0.0000	0.0000	0.0005	0.0044		0.0200
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0003)	(0.0022)	(0.0058)		(0.0228)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0005)	(0.0044)		(0.0200)
Net realized gain	–	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	–		–	–	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	–		–
Total dividends and distributions	(0.0000)	(0.0000)	(0.0003)	(0.0022)	(0.0058)		(0.0228)	(0.0000)	(0.0000)	(0.0000)	(0.0005)	(0.0044)		(0.0200)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.03%	0.22%	0.59%	[5]	2.30%	0.00%	0.00%	0.00%	0.05%	0.44%	[5]	2.02%

Ratios to Average Net Assets
Total expenses	0.85%	0.85%	0.80%	0.79%	0.82%	[6]	0.61%	1.00%	1.05%	1.02%	1.04%	1.06%	[6]	0.86%
Total expenses after fees waived, reimbursed and paid indirectly	0.26%	0.27%	0.39%	0.41%	0.43%	[6]	0.39%	0.25%	0.28%	0.42%	0.59%	0.73%	[6]	0.67%
Net investment income	0.00%	0.00%	0.02%	0.24%	1.15%	[6]	2.30%	0.00%	0.00%	0.00%	0.05%	0.89%	[6]	2.07%

Supplemental Data
Net assets, end of period (000)	$32,345	$41,966	$46,755	$59,520	$103,465		$114,696	$16,025	$12,895	$15,935	$19,373	$23,791		$25,401

	Investor A
	Year Ended March 31,				Period October 1, 2008 to March 31,		Year Ended September 30,
	2013	2012	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0001	0.0006	0.0045		0.0200
Net realized gain	–	0.0000 [1]	0.0000 [1]	0.0000 [1]	–		–
Net increase from investment operations	0.0000	0.0000	0.0001	0.0006	0.0045		0.0200
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0006)	(0.0045)		(0.0200)
Net realized gain	–	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	–		–
Total dividends and distributions	(0.0000)	(0.0000)	(0.0001)	(0.0006)	(0.0045)		(0.0200)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.01%	0.06%	0.45%	[5]	2.02%

Ratios to Average Net Assets
Total expenses	1.32%	0.94%	0.90%	0.92%	0.93%	[6]	0.86%
Total expenses after fees waived, reimbursed and paid indirectly	0.25%	0.38%	0.41%	0.59%	0.69%	[6]	0.67%
Net investment income	0.00%	0.01%	0.01%	0.06%	0.92%	[6]	1.96%

Supplemental Data
Net assets, end of period (000)	$247	$122	$11,318	$15,025	$23,381		$27,216
[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	43

Financial Highlights	BlackRock North Carolina Municipal Money Market Portfolio

	Institutional									Service
	Year Ended March 31,						Period October 1, 2008 to March 31,		Year Ended September 30,	Year Ended March 31,							Period October 1, 2008 to March 31,		Year Ended September 30,
	2013		2012		2011	2010	2009		2008	2013		2012		2011		2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0001	0.0009	0.0052		0.0234	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0003	0.0037		0.0207
Dividends and distributions from net investment income[2]	(0.0000)[3]		(0.0000)[3]		(0.0001)	(0.0009)	(0.0052)		(0.0234)	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0003)	(0.0037)		(0.0207)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.00%		0.00%		0.01%	0.09%	0.52%	[5]	2.37%	0.00%		0.00%		0.00%		0.03%	0.37%	[5]	2.08%

Ratios to Average Net Assets
Total expenses	0.70%		0.76%		0.69%	0.73%	0.77%	[6]	0.67%	1.10%		1.15%		1.21%		0.98%	1.01%	[6]	0.92%
Total expenses after fees waived, reimbursed and paid indirectly	0.19%		0.15%		0.29%	0.30%	0.34%	[6]	0.30%	0.20%		0.19%		0.30%		0.41%	0.63%	[6]	0.58%
Net investment income	0.00%		0.00%		0.01%	0.10%	0.98%	[6]	2.31%	0.00%		0.00%		0.00%		0.06%	0.75%	[6]	2.09%

Supplemental Data
Net assets, end of period (000)	$60,078		$44,159		$46,622	$74,251	$79,880		$60,404	$30		$65		$138		$165	$3,172		$3,156

	Investor A
	Year Ended March 31,							Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2013		2012		2011		2010			2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001	0.0032		0.0190
Dividends and distributions from net investment income[2]	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0001)	(0.0032)		(0.0190)
Net asset value, end of period.	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.00%		0.00%		0.00%		0.01%	0.32%	[5]	1.92%
Ratios to Average Net Assets
Total expenses	1.35%		1.23%		1.10%		1.12%	1.18%	[6]	1.08%
Total expenses after fees waived, reimbursed and paid indirectly	0.20%		0.15%		0.30%		0.39%	0.73%	[6]	0.74%
Net investment income	0.00%		0.00%		0.00%		0.01%	0.61%	[6]	1.98%

Supplemental Data
Net assets, end of period (000)	$34		$78		$90		$106	$168		$155

[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	MARCH 31, 2013

Financial Highlights	BlackRock Ohio Municipal Money Market Portfolio

	Institutional							Service
	Year Ended March 31,				Period October 1, 2008 to March 31, 2009		Year Ended September 30,	Year Ended March 31,				Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2013	2012	2011	2010			2008	2013	2012	2011	2010			2008

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0003	0.0029	0.0071		0.0245	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0009	0.0058		0.0217
Net realized gain	–	–	0.0000 [1]	0.0000 [1]	–		–	–	–	0.0000 [1]	0.0000 [1]	–		–
Net increase from investment operations	0.0000	0.0000	0.0003	0.0029	0.0071		0.0245	0.0000	0.0000	0.0000	0.0009	0.0058		0.0217
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0003)	(0.0029)	(0.0071)		(0.0245)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0009)	(0.0058)		(0.0217)
Net realized gain	–	–	(0.0000)[3]	(0.0000)[3]	–		–	–	–	(0.0000)[3]	(0.0000)[3]	–		–
Total dividends and distributions	(0.0000)	(0.0000)	(0.0003)	(0.0029)	(0.0071)		(0.0245)	(0.0000)	(0.0000)	(0.0000)	(0.0009)	(0.0058)		(0.0217)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.03%	0.29%	0.72%	[5]	2.48%	0.00%	0.00%	0.00%	0.09%	0.57%	[5]	2.20%

Ratios to Average Net Assets
Total expenses	0.79%	0.74%	0.74%	0.75%	0.73%	[6]	0.62%	1.04%	1.04%	0.97%	1.02%	0.99%	[6]	0.87%
Total expenses after fees waived, reimbursed and paid indirectly	0.21%	0.18%	0.37%	0.41%	0.42%	[6]	0.39%	0.20%	0.19%	0.40%	0.62%	0.71%	[6]	0.67%
Net investment income	0.00%	0.00%	0.03%	0.29%	1.37%	[6]	2.41%	0.00%	0.00%	0.00%	0.10%	1.33%	[6]	2.11%

Supplemental Data
Net assets, end of period (000)	$52,178	$59,034	$88,491	$149,659	$179,038		$137,274	$9,428	$4,623	$4,156	$4,591	$14,636		$26,403

	Investor A
	Year Ended March 31,				Period October 1, 2008 to March 31, 2009		Year Ended September 30,
	2013	2012	2011	2010			2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0001	0.0011	0.0057		0.0217
Net realized gain	–	–	0.0000 [1]	0.0000 [1]	–		–
Net increase from investment operations	0.0000	0.0000	0.0001	0.0011	0.0057		0.0217
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0011)	(0.0057)		(0.0217)
Net realized gain	–	–	(0.0000)[3]	(0.0000)[3]	–		–
Total dividends and distributions	(0.0000)	(0.0000)	(0.0001)	(0.0011)	(0.0057)		(0.0217)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.01%	0.11%	0.58%	[5]	2.20%

Ratios to Average Net Assets
Total expenses	4.70%	0.91%	0.88%	0.88%	0.90%	[6]	0.87%
Total expenses after fees waived, reimbursed and paid indirectly	0.20%	0.26%	0.40%	0.60%	0.70%	[6]	0.67%
Net investment income	0.00%	0.00%	0.02%	0.12%	1.29%	[6]	2.13%

Supplemental Data
Net assets, end of period (000)	$5	$5	$5,388	$13,318	$24,902		$41,209

[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	45

Financial Highlights	BlackRock Pennsylvania Municipal Money Market Portfolio

	Institutional							Service
	Year Ended March 31,				Period October 1, 2008 to March 31,		Year Ended September 30,	Year Ended March 31,				Period October 1, 2008 to March 31,		Year Ended September 30,
	2013	2012	2011	2010	2009		2008	2013	2012	2011	2010	2009		2008

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0005	0.0047		0.0222	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0033		0.0194
Net realized gain	–	0.0000 [1]	–	0.0000 [1]	–		–	–	0.0000 [1]	–	0.0000 [1]	–		–
Net increase from investment operations	0.0000	0.0000	0.0000	0.0005	0.0047		0.0222	0.0000	0.0000	0.0000	0.0000	0.0033		0.0194
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0005)	(0.0047)		(0.0222)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0033)		(0.0194)
Net realized gain	–	(0.0000)[3]	–	(0.0000)[3]	–		–	–	(0.0000)[3]	–	(0.0000)[3]	–		–
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0005)	(0.0047)		(0.0222)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0033)		(0.0194)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.06%	0.48%	[5]	2.24%	0.00%	0.00%	0.00%	0.00%	0.33%	[5]	1.96%

Ratios to Average Net Assets
Total expenses	0.72%	0.74%	0.73%	0.75%	0.75%	[6]	0.58%	0.98%	0.96%	0.90%	0.91%	0.92%	[6]	0.83%
Total expenses after fees waived, reimbursed and paid indirectly	0.20%	0.19%	0.31%	0.39%	0.46%	[6]	0.42%	0.19%	0.21%	0.31%	0.46%	0.74%	[6]	0.70%
Net investment income	0.00%	0.00%	0.00%	0.07%	0.93%	[6]	2.21%	0.00%	0.00%	0.00%	0.00%	0.69%	[6]	1.94%

Supplemental Data
Net assets, end of period (000)	$ 294,800	$248,836	$287,394	$332,387	$589,724		$ 535,882	$17,315	$16,333	$30,649	$27,166	$52,127		$52,654

	Investor A
	Year Ended March 31,				Period October 1, 2008 to March 31,	Year Ended September 30,
	2013	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0035	0.0194
Net realized gain	–	0.0000 [1]	–	0.0000 [1]	–	–
Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0035	0.0194
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0035)	(0.0194)
Net realized gain	–	(0.0000)[3]	–	(0.0000)[3]	–	–
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0035)	(0.0194)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.01%	0.35%[5]	1.96%

Ratios to Average Net Assets
Total expenses	1.34%	0.85%	0.84%	0.85%	0.86%[6]	0.83%
Total expenses after fees waived, reimbursed and paid indirectly	0.22%	0.27%	0.31%	0.44%	0.71%[6]	0.70%
Net investment income	0.00%	0.00%	0.00%	0.01%	0.72%[6]	1.68%

Supplemental Data
Net assets, end of period (000)	$ 63	$ 69	$ 17,434	$22,109	$ 34,483	$ 36,708

[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

46	BLACKROCK FUNDS	MARCH 31, 2013

Financial Highlights	BlackRock Virginia Municipal Money Market Portfolio

	Institutional
	Year Ended March 31,				Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2013	2012	2011	2010		2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0002	0.0011	0.0041	0.0228
Net realized gain	–	–	0.0000 [1]	0.0000 [1]	–	–
Net increase from investment operations	0.0000	0.0000	0.0002	0.0011	0.0041	0.0228
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0011)	(0.0041)	(0.0228)
Net realized gain	–	–	(0.0000)[3]	(0.0000)[3]	–	–
Total dividends and distributions	(0.0000)	(0.0000)	(0.0002)	(0.0011)	(0.0041)	(0.0228)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.02%	0.12%	0.42%[5]	2.31%

Ratios to Average Net Assets
Total expenses	0.94%	0.85%	0.81%	0.80%	0.79%[6]	0.65%
Total expenses after fees waived, reimbursed and paid indirectly	0.20%	0.18%	0.29%	0.32%	0.35%[6]	0.30%
Net investment income	0.00%	0.00%	0.02%	0.13%	0.92%[6]	2.30%

Supplemental Data
Net assets, end of period (000)	$14,706	$22,294	$28,370	$42,326	$75,817	$90,845
[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2013	47

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock FundsSM (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massa-chusetts business trust. BlackRock Money Market Portfolio (“Money Market”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury”), BlackRock Municipal Money Market Portfolio (“Municipal”), BlackRock New Jersey Municipal Money Market Portfolio (“New Jersey Municipal”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal”) and BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. Each of the Funds, except Money Market, U.S. Treasury and Municipal, is non-diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund may offer Shares of Institutional, Service, Investor A, Investor B and Investor C classes. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Under certain circumstances Investor B Shares automatically convert to Investor A Shares after approximately seven, eight or ten years. Investor B and Investor C Shares are only available for exchange from Investor B or Investor C shares, respectively, of non-money market funds advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are condi-

tioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the four years ended March 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

48	BLACKROCK FUNDS	MARCH 31, 2013

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	0.450%
$1 billion - $2 billion	0.400%
$2 billion - $3 billion	0.375%
Greater than $3 billion	0.350%

The Trust, on behalf of each Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	–
Investor A	0.25%	–
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B and Investor C shareholders.

For the year ended March 31, 2013, the following table shows the class specific service and distribution fees borne directly by each class of each Fund:

	Service	Investor A	Investor B	Investor C	Total
Money Market	$868,298	$786,917	$53,369	$279,889	$1,988,473
U.S. Treasury	$305,477	$53,453	–	–	$358,930
Municipal	$121,524	$3,677	–	–	$125,201
New Jersey Municipal	$38,915	$195	–	–	$39,110
North Carolina Municipal	$235	$119	–	–	$354
Ohio Municipal	$17,712	$13	–	–	$17,725
Pennsylvania Municipal	$49,790	$157	–	–	$49,947

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended March 31, 2013, the Funds paid the following to affiliates in return for these services, which are included in transfer agent - class specific in the

BLACKROCK FUNDS	MARCH 31, 2013	49

Notes to Financial Statements (continued)

Statement of Operations:

	Institutional	Service	Investor A	Total
Money Market	$1,083,383	$458,218	$76,128	$1,617,729
U.S. Treasury	$271,081	$137,566	$9,910	$418,557
Municipal	$104,191	$56,640	$–	$160,831
New Jersey Municipal	$55,146	$8,789	$–	$63,935
North Carolina Municipal	$5,555	$84	$–	$5,639
Ohio Municipal	$69,585	$9,798	$–	$79,383
Pennsylvania Municipal	$353,665	$24,341	$–	$378,006
Virginia Municipal	$12,039	$–	$–	$12,039

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended March 31, 2013, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$3,826	$2,034	$27,943	$1,032	$1,522	$36,357
U.S. Treasury	$673	$651	$489	–	–	$1,813
Municipal	$230	$1,498	$195	–	–	$1,923
New Jersey Municipal	$123	$133	$17	–	–	$273
North Carolina Municipal	$177	$1	$25	–	–	$203
Ohio Municipal	$155	$16	$10	–	–	$181
Pennsylvania Municipal	$797	$62	$19	–	–	$878
Virginia Municipal	$73	–	–	–	–	$73

For the year ended March 31, 2013, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$1,117,353	$489,015	$330,222	$8,082	$13,383	$1,958,055
U.S. Treasury	$276,033	$140,222	$15,170	–	–	$431,425
Municipal	$106,603	$61,855	$1,290	–	–	$169,748
New Jersey Municipal	$57,405	$9,788	$309	–	–	$67,502
North Carolina Municipal	$7,873	$159	$199	–	–	$8,231
Ohio Municipal	$72,327	$9,888	$202	–	–	$82,417
Pennsylvania Municipal	$366,729	$28,900	$317	–	–	$395,946
Virginia Municipal	$13,642	–	–	–	–	$13,642

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, basedon a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 million	0.075%
$500 million - $1 billion	0.065%
Greater than $1 billion	0.055%

In addition, each of the share classes is charged an administration fee, which is shown as administration - class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee – Class Specific
First $500 million	0.025%
$500 million - $1 billion	0.015%
Greater than $1 billion	0.005%

In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived – class specific in the Statements of Operations. For the year ended March 31, 2013, the Funds paid the following to the Manager in return for these services, which are included in administration,

50	BLACKROCK FUNDS	MARCH 31, 2013

Notes to Financial Statements (continued)

administration – class specific, administration fees waived and administration fees waived – class specific in the Statements of Operations:

Money Market	$845,399
U.S. Treasury	$208,145
Municipal	$71,562
New Jersey Municipal	$20,464
North Carolina Municipal	$12,045
Ohio Municipal	$24,997
Pennsylvania Municipal	$190,982
Virginia Municipal	$4,768

For the year ended, March 31, 2013, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$161,426	$86,827	$78,719	$1,336	$7,015	$335,323
U.S. Treasury	$46,185	$30,548	$5,345	–	–	$82,078
Municipal	$18,728	$12,152	$368	–	–	$31,248
New Jersey Municipal	$9,042	$3,892	$20	–	–	$12,954
North Carolina Municipal	$13,407	$24	$11	–	–	$13,442
Ohio Municipal	$13,791	$1,771	$1	–	–	$15,563
Pennsylvania Municipal	$67,852	$4,979	$15	–	–	$72,846
Virginia Municipal	$4,768	–	–	–	–	$4,768

The Manager contractually or voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business, in order to limit expenses. The expense limitations as a percentage of average daily net assets are as follows:

	Money Market	U.S. Treasury	Municipal	New Jersey Municipal
	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.42%	0.41%	0.42%	0.39%
Service	0.72%	0.71%	0.72%	0.69%
Investor A	0.89%	0.88%	0.89%	0.96%
Investor B	1.49%	N/A	N/A	N/A
Investor C	1.49%	N/A	N/A	N/A

	North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal	Virginia Municipal
	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.30%	0.39%	0.42%	0.30%
Service	0.60%	0.69%	0.72%	0.60%[2]
Investor A	0.87%	0.96%	0.99%	0.87%[2]
Investor B	N/A	N/A	N/A	N/A
Investor C	N/A	N/A	N/A	N/A

[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to August 1, 2013 unless approved by the Board, including a majority of the Independent Trustees.

[2]	Fund currently active but no assets in share class.

These amounts waived or reimbursed are included in fees waived by Manager, and shown as administration fees waived – class specific, service and distribution fees waived – class specific, transfer agent fees waived – class specific, transfer agent fees reimbursed – class specific and expenses reimbursed by Manager, respectively, in the Statements of Operations. Class specific expense waivers or reimbursements are as follows:

Administration Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$161,430	$86,827	$78,719	$1,332	$7,015	$335,323
U.S. Treasury	$46,185	$30,548	$5,345	–	–	$82,078
Municipal	$18,728	$12,152	$368	–	–	$31,248
New Jersey Municipal	$9,037	$3,892	$25	–	–	$12,954
North Carolina Municipal	$13,407	$24	$11	–	–	$13,442
Ohio Municipal	$13,791	$1,771	$1	–	–	$15,563
Pennsylvania Municipal	$67,852	$4,979	$15	–	–	$72,846
Virginia Municipal	$4,768	–	–	–	–	$4,768

BLACKROCK FUNDS	MARCH 31, 2013	51

Notes to Financial Statements (continued)

Service and Distribution Fees Waived
	Service	Investor A	Investor B	Investor C	Total
Money Market	$868,300	$786,916	$53,369	$279,888	$1,988,473
U.S. Treasury	$305,477	$53,453	–	–	$358,930
Municipal	$121,524	$3,677	–	–	$125,201
New Jersey Municipal	$38,915	$195	–	–	$39,110
North Carolina Municipal	$235	$119	–	–	$354
Ohio Municipal	$17,712	$13	–	–	$17,725
Pennsylvania Municipal	$49,790	$157	–	–	$49,947

Transfer Agent Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$3,826	$2,034	$27,943	$1,032	$1,522	$36,357
U.S. Treasury	$673	$651	$489	–	–	$1,813
Municipal	$230	$1,498	$195	–	–	$1,923
New Jersey Municipal	$123	–	$21	–	–	$144
North Carolina Municipal	$177	$1	$25	–	–	$203
Ohio Municipal	$155	–	$10	–	–	$165
Pennsylvania Municipal	$797	$62	$11	–	–	$870
Virginia Municipal	$73	–	–	–	–	$73

Transfer Agent Fees Reimbursed
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$1,113,682	$486,979	$302,139	$7,045	$11,853	$1,921,698
U.S. Treasury	$275,361	$139,571	$14,680	–	–	$429,612
Municipal	$106,256	$60,474	$1,095	–	–	$167,825
New Jersey Municipal	$57,282	$9,655	$291	–	–	$67,228
North Carolina Municipal	$7,715	$139	$174	–	–	$8,028
Ohio Municipal	$72,189	$9,871	$192	–	–	$82,252
Pennsylvania Municipal	$365,940	$28,838	$298	–	–	$395,076
Virginia Municipal	$13,569	–	–	–	–	$13,569

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On March 31, 2013, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring March 31,
	2014	2015
Money Market
Fund Level	$1,538,856	$1,526,406
Institutional	$1,420,318	$1,278,930
U.S. Treasury
Fund Level	$569,203	$545,200
Institutional	$321,974	$322,218
Municipal
Fund Level	$261,042	$257,120
Institutional	$98,759	$125,331
Service	$792	$1,278
New Jersey Municipal
Fund Level	$171,645	$143,457
Institutional	$82,848	$66,447
Investor A	$–	$20

52	BLACKROCK FUNDS	MARCH 31, 2013

Notes to Financial Statements (continued)

	Expiring March 31,
	2014	2015
North Carolina Municipal
Fund Level	$194,445	$194,140
Institutional	$22,259	$21,280
Service	$20	$20
Investor A	$–	$10
Ohio Municipal
Fund Level	$213,398	$152,066
Institutional	$123,584	$86,119
Service	$41	$151
Investor A	$115	$172
Pennsylvania Municipal
Fund Level	$471,497	$412,054
Institutional	$552,272	$434,582
Service	$–	$5,242
Investor A	$83	$26
Virginia Municipal
Fund Level	$141,542	$102,572
Institutional	$26,062	$18,410

The following waivers previously recorded by the Funds, which were subject to recoupment by the Manager, expired on March 31, 2013:

Money Market
Fund Level	$1,611,072
Institutional	$972,840
U.S. Treasury
Fund Level	$686,957
Institutional	$319,389
Municipal
Fund Level	$310,642
Institutional	$95,607
Service	–
New Jersey Municipal
Fund Level	$198,413
Institutional	$93,637
Investor A	–
North Carolina Municipal
Fund Level	$212,630
Institutional	$26,096
Service	$246
Investor A	–
Ohio Municipal
Fund Level	$237,029
Institutional	$151,910
Service	$3
Investor A	$31
Pennsylvania Municipal
Fund Level	$482,591
Institutional	$499,563
Service	$–
Investor A	$–
Virginia Municipal
Fund Level	$142,148
Institutional	$26,544

The Manager and BRIL voluntarily agreed to waive management, service and distribution fees and reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by Manager, service and distribution fees waived – class specific and transfer agent fees reimbursed – class specific. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

BLACKROCK FUNDS	MARCH 31, 2013	53

Notes to Financial Statements (continued)

For the year ended March 31, 2013, affiliates received contingent deferred sales charges as follows:

	Investor A	Investor B	Investor C
Money Market	$5,318	$15,050	$13,349
U.S. Treasury	$4,447	–	–

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

3. Income Tax Information:

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following permanent difference as of March 31, 2013 attributable to the reclassification of distributions and the characterization of expenses were reclassified to the following accounts:

	Money Market	U.S. Treasury
Undistributed net investment income	$(6,686)	$(61)
Accumulated net realized gain (loss)	$ 6,686	$ 61

The tax character of distributions paid during the fiscal years ended March 31, 2013 and March 31, 2012 was as follows:

	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Money Market
3/31/13	–	$31,212	–	$31,212
3/31/12	–	$ 6,397	–	$6,397
U.S. Treasury
3/31/13	–	$ 5,710	–	$5,710
3/31/12	–	$ 3,087	–	$3,087
Municipal
3/31/13	$ 66	–	–	$66
3/31/12	$8,059	–	–	$8,059
New Jersey Municipal
3/31/13	$ 16	–	–	$16
3/31/12	$2,360	$ 177	$2,013	$4,550

	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
North Carolina Municipal
3/31/13	$ 19	–	–	$19
3/31/12	$ 17	–	–	$17
Ohio Municipal
3/31/13	$ 21	–	–	$21
3/31/12	$ 35	–	–	$35
Pennsylvania Municipal
3/31/13	$106	–	–	$106
3/31/12	$199	$4,823	–	$5,022
Virginia Municipal
3/31/13	$ 84	–	–	$84
3/31/12	$ 30	–	–	$30

As of March 31, 2013, the tax components of accumulated net earnings (losses) were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward	Total Accumulated Earnings (Losses)
Money Market		$13,574	–	$13,574
U.S. Treasury	–	$22,414	–	$22,414
Municipal	$19	–	$(4,916)	$ (4,897)
North Carolina Municipal	–	–	$(22,871)	$(22,871)
Ohio Municipal	–	–	$(1,420)	$ (1,420)
Pennsylvania Municipal	$56	–	$(595)	$ (539)

As of March 31, 2013, there were no significant differences between book and tax components of net assets.

During the year ended March 31, 2013, the Municipal Money Market Portfolio utilized $1,530 of its capital loss carryforward.

As of March 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires March 31,	Municipal	North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal
2015	$ 806	$ 6,955	–	–
2017	$4,110	$15,916	–	–
No expiration date	–	–	$1,420	$595
Total	$4,916	$22,871	$1,420	$595

4. Concentration, Market and Credit Risk:

New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Penn-sylvania Municipal and Virginia Municipal invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

54	BLACKROCK FUNDS	MARCH 31, 2013

Notes to Financial Statements (continued)

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value as recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended March 31,
Money Market	2013	2012

Institutional
Shares sold	1,071,134,664	1,079,423,505
Shares issued in reinvestment of dividends and distributions	11,220	2,311
Shares redeemed	(1,125,599,521)	(1,074,117,874)
Net increase (decrease)	(54,453,637)	5,307,942

	Year Ended March 31,
Money Market (concluded)	2013	2012

Service
Shares sold	1,202,327,607	916,280,675
Shares issued in reinvestment of dividends and distributions	99	21
Shares redeemed	(1,154,450,003)	(975,466,593)
Net increase (decrease)	47,877,703	(59,185,897)

Hilliard Lyons [1]
Shares sold	–	8,984,301
Shares issued in reinvestment of dividends and distributions	–	2
Shares redeemed	–	(39,629,650)
Net decrease	–	(30,645,347)

Investor A
Shares sold	323,866,994	241,894,678
Shares issued in reinvestment of dividends and distributions	6,936	1,334
Shares redeemed	(326,985,078)	(257,505,669)
Net decrease	(3,111,148)	(15,609,657)

Investor B
Shares sold	1,484,897	4,999,150
Shares issued in reinvestment of dividends and distributions	115	29
Shares redeemed	(3,214,250)	(5,898,869)
Net decrease	(1,729,238)	(899,690)

Investor C
Shares sold	32,858,621	60,177,042
Shares issued in reinvestment of dividends and distributions	641	166
Shares redeemed	(35,632,627)	(54,674,890)
Net increase (decrease)	(2,773,365)	5,502,318
Total Net Decrease	(14,189,685)	(95,530,331)

U.S. Treasury

Institutional
Shares sold	652,653,219	765,842,108
Shares issued in reinvestment of dividends and distributions	49	398
Shares redeemed	(671,972,808)	(710,089,481)
Net increase (decrease)	(19,319,540)	55,753,025

Service
Shares sold	417,830,357	547,678,864
Shares issued in reinvestment of dividends and distributions	128	6
Shares redeemed	(346,050,472)	(567,515,620)
Net increase (decrease)	71,780,013	(19,836,750)

BLACKROCK FUNDS	MARCH 31, 2013	55

Notes to Financial Statements (continued)

	Year Ended March 31,
U.S. Treasury (concluded)	2013	2012
Investor A
Shares sold	30,717,267	29,755,446
Shares issued in reinvestment of dividends and distributions	294	221
Shares redeemed	(16,074,331)	(114,192,100)

Net increase (decrease)	14,643,230	(84,436,433)

Total Net Increase (Decrease)	67,103,703	(48,520,158)

Municipal
Institutional
Shares sold	102,928,635	125,999,629
Shares issued in reinvestment of dividends and distributions	–	166
Shares redeemed	(107,424,478)	(110,258,097)

Net increase (decrease)	(4,495,843)	15,741,698

Service
Shares sold	193,729,826	207,336,980
Shares issued in reinvestment of dividends and distributions	–	3
Shares redeemed	(139,559,742)	(185,367,359)

Net increase	54,170,084	21,969,624

Hilliard Lyons [1]
Shares sold	–	2,315,734
Shares issued in reinvestment of dividends and distributions	–	2
Shares redeemed	–	(10,745,849)

Net decrease	–	(8,430,113)

Investor A
Shares sold	2,231,813	1,096,967
Shares issued in reinvestment of dividends and distributions	–	46
Total issued	2,231,813
Shares redeemed	(359,420)	(2,993,108)

Net increase (decrease)	1,872,393	(1,896,095)

Total Net Increase	51,546,634	27,385,114

New Jersey Municipal
Institutional
Shares sold	50,482,373	66,677,879
Shares issued in reinvestment of dividends and distributions	–	1
Shares redeemed	(60,101,202)	(71,467,770)

Net decrease	(9,618,829)	(4,789,890)

	Year Ended March 31,
New Jersey Municipal (concluded)	2013	2012
Service
Shares sold	13,307,820	4,482,619
Shares issued in reinvestment of dividends and distributions	–	164
Shares redeemed	(10,179,990)	(7,525,634)

Net increase (decrease)	3,127,830	(3,042,851)

Investor A
Shares sold	214,286	2,002,085
Shares issued in reinvestment of dividends and distributions	–	215
Shares redeemed	(89,095)	(13,193,610)

Net increase (decrease)	125,191	(11,191,310)

Total Net Decrease	(6,365,808)	(19,024,051)

North Carolina Municipal
Institutional
Shares sold	156,520,933	168,544,650
Shares issued in reinvestment of dividends and distributions	1	2
Shares redeemed	(140,602,382)	(171,006,899)

Net increase (decrease)	15,918,552	(2,462,247)

Service
Shares sold	834,798	521,320
Shares redeemed	(870,344)	(594,234)

Net decrease	(35,546)	(72,914)

Investor A
Shares sold	800	12,300
Shares redeemed	(44,412)	(24,708)

Net decrease	(43,612)	(12,408)

Total Net Increase (Decrease)	15,839,394	(2,547,569)

Ohio Municipal
Institutional
Shares sold	135,857,621	663,166,536
Shares redeemed	(142,707,892)	(692,620,744)

Net decrease	(6,850,271)	(29,454,208)

Service
Shares sold	13,730,695	7,989,886
Shares redeemed	(8,929,785)	(7,523,976)

Net increase	4,800,910	465,910

56	BLACKROCK FUNDS	MARCH 31, 2013

Notes to Financial Statements (concluded)

	Year Ended March 31,
Ohio Municipal (concluded)	2013	2012
Investor A
Shares sold	18,600	648,664
Shares issued in reinvestment of dividends and distributions	–	1
Shares redeemed	(18,891)	(6,032,787)
Net decrease	(291)	(5,384,122)
Total Net Decrease	(2,049,652)	(34,372,420)

Pennsylvania Municipal
Institutional
Shares sold	502,206,476	578,902,084
Shares issued in reinvestment of dividends and distributions	–	9
Shares redeemed	(456,241,595)	(617,458,417)
Net increase (decrease)	45,964,881	(38,556,324)

Service
Shares sold	112,205,497	33,885,135
Shares issued in reinvestment of dividends and distributions	–	2
Shares redeemed	(111,224,409)	(48,207,797)
Net increase (decrease)	981,088	(14,322,660)

	Year Ended March 31,
Pennsylvania Municipal (concluded)	2013	2012
Investor A
Shares sold	947	5,015,659
Shares issued in reinvestment of dividends and distributions	–	2
Shares redeemed	(6,834)	(22,376,086)
Net decrease	(5,887)	(17,360,425)
Total Net Increase (Decrease)	46,940,082	(70,239,409)

Virginia Municipal
Institutional
Shares sold	60,694,447	80,269,511
Shares issued in reinvestment of dividends and distributions	3	–
Shares redeemed	(68,282,664)	(86,345,489)
Net decrease	(7,588,214)	(6,075,978)

Service
Shares sold	–	987,371
Shares redeemed	–	(988,179)
Net decrease	–	(808)
Total Net Decrease	(7,588,214)	(6,076,786)

[1]	As of March 12, 2012, Money Market and Municipal no longer accepted orders to purchase Hilliard Lyons shares.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS	MARCH 31, 2013	57

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Municipal Money Market Portfolio, and BlackRock Virginia Municipal Money Market Portfolio:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Municipal Money Market Portfolio, and BlackRock Virginia Municipal Money Market Portfolio (collectively, the “Portfolios”) as of March 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Municipal Money Market Portfolio, and BlackRock Virginia Municipal Money Market Portfolio as of March 31, 2013, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

May 24, 2013

Important Tax Information (Unaudited)

All of the net investment income distributions paid by BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Municipal Money Market Portfolio, and BlackRock Virginia Municipal Money Market Portfolio during the taxable year ended March 31, 2013 qualify as tax-exempt interest dividends for Federal income tax purposes.

The following information is provided with respect to the ordinary income distributions paid by the Funds during the fiscal year ended March 31, 2013:

Interest Related Dividends and Qualified Short-Term Gains for Non-U.S. Residents[1]
Month Paid:	April 2012 - December 2012	January 2013 - March 2013
Money Market	100.00%	79.29%
U.S. Treasury	100.00%	100.00%
	Federal Obligation Interest[2]
U.S. Treasury		1.88%

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

58	BLACKROCK FUNDS	MARCH 31, 2013

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 107 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 107 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2004	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. from 2007 to 2012.	33 RICs consisting of 107 Portfolios	None

Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Trustee	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1999 to 2008.	33 RICs consisting of 107 Portfolios	None

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 107 Portfolios	None

BLACKROCK FUNDS	MARCH 31, 2013	59

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2010 and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 107 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 107 Portfolios	None

[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2] Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]

Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Trustee	Since 2007	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	155 RICs consisting of 281 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	155 RICs consisting of 281 Portfolios	None

3   Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

60	BLACKROCK FUNDS	MARCH 31, 2013

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.
Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012	Director of BlackRock since 2010; Assistant Secretary to the funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

BLACKROCK FUNDS	MARCH 31, 2013	61

Officers and Trustees (concluded)

Investment Advisor and Co-Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Co-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103

Custodian The Bank of New York Mellon New York, NY 10286	Legal Counsel Sidley Austin LLP New York, NY 10019	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

62	BLACKROCK FUNDS	MARCH 31, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/ edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission’s (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	MARCH 31, 2013	63

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

64	BLACKROCK FUNDS	MARCH 31, 2013

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock ACWI ex-US Index Fund	BlackRock Global Long/Short Equity Fund		BlackRock Mid-Cap Value Opportunities Fund
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio		BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund		BlackRock Pacific Fund
BlackRock Capital Appreciation Fund	BlackRock Health Sciences Opportunities Portfolio		BlackRock Real Estate Securities Fund
BlackRock China Fund	BlackRock India Fund		BlackRock Russell 1000 Index Fund
BlackRock Commodity Strategies Fund BlackRock Disciplined Small Cap Core Fund	BlackRock International Fund BlackRock International Index Fund		BlackRock Science & Technology Opportunities Portfolio
BlackRock Emerging Markets Fund	BlackRock International Opportunities Portfolio		BlackRock Small Cap Growth Equity Portfolio
BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Large Cap Core Fund BlackRock Large Cap Core Plus Fund		BlackRock Small Cap Growth Fund II BlackRock Small Cap Index Fund
BlackRock Energy & Resources Portfolio	BlackRock Large Cap Growth Fund		BlackRock S&P 500 Stock Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Value Fund		BlackRock U.S. Opportunities Portfolio
BlackRock EuroFund	BlackRock Latin America Fund		BlackRock Value Opportunities Fund
BlackRock Flexible Equity Fund	BlackRock Long-Horizon Equity Fund		BlackRock World Gold Fund
BlackRock Focus Growth Fund	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Global Dividend Income Portfolio
Taxable Fixed Income Funds
BlackRock Bond Index Fund BlackRock Core Bond Portfolio	BlackRock Inflation Protected Bond Portfolio BlackRock International Bond Portfolio		BlackRock Strategic Income Opportunities Portfolio
BlackRock CoreAlpha Bond Fund	BlackRock Long Duration Bond Portfolio		BlackRock Total Return Fund
BlackRock Emerging Market Local Debt Portfolio	BlackRock Low Duration Bond Portfolio		BlackRock U.S. Government Bond Portfolio
BlackRock Floating Rate Income Portfolio	BlackRock Secured Credit Portfolio		BlackRock U.S. Mortgage Portfolio
BlackRock Global Long/Short Credit Fund	BlackRock Short Obligations Fund		BlackRock Ultra-Short Obligations Fund
BlackRock GNMA Portfolio	BlackRock Short-Term Treasury Fund		BlackRock World Income Fund
BlackRock High Yield Bond Portfolio
Municipal Fixed Income Funds
BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund		BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
Mixed Asset Funds
BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund
LifePath Portfolios
BlackRock Prepared Portfolios	Retirement	2040
Conservative Prepared Portfolio	2020	2045
Moderate Prepared Portfolio	2025	2050
Growth Prepared Portfolio	2030	2055
Aggressive Growth Prepared Portfolio	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS	MARCH 31, 2013	65

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Money Market Portfolio	$18,763	$18,500	$0	$0	$9,600	$9,100	$0	$0
BlackRock Municipal Money Market Portfolio	$21,163	$20,900	$0	$0	$10,600	$10,100	$0	$0
BlackRock New Jersey Municipal Money Market Portfolio	$18,763	$18,500	$0	$0	$10,600	$10,100	$0	$0
BlackRock North Carolina Municipal Money Market Portfolio	$18,763	$18,500	$0	$0	$10,600	$10,100	$0	$0
BlackRock Ohio Municipal Money Market Portfolio	$18,763	$18,500	$0	$0	$10,600	$10,100	$0	$0
BlackRock Pennsylvania Municipal Money Market Portfolio	$21,163	$20,900	$0	$0	$10,600	$10,100	$0	$0
BlackRock U.S. Treasury Money Market Portfolio	$16,363	$16,100	$0	$0	$9,600	$9,100	$0	$0
BlackRock Virginia Municipal Money Market Portfolio	$16,363	$16,100	$0	$0	$10,600	$10,100	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,865,000	$2,970,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Money Market Portfolio	$9,600	$9,100
BlackRock Municipal Money Market Portfolio	$10,600	$10,100
BlackRock New Jersey Municipal Money Market Portfolio	$10,600	$10,100
BlackRock North Carolina Municipal Money Market Portfolio	$10,600	$10,100
BlackRock Ohio Municipal Money Market Portfolio	$10,600	$10,100
BlackRock Pennsylvania Municipal Money Market Portfolio	$10,600	$10,100
BlackRock U.S. Treasury Money Market Portfolio	$9,600	$9,100
BlackRock Virginia Municipal Money Market Portfolio	$10,600	$10,100

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,865,000 and $2,970,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of
Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)

under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 3, 2013